                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21494
                                              -----------------------

                        Nuveen Floating Rate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: July 31
                                              -------------------

                  Date of reporting period: January 31, 2007
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                              SEMIANNUAL REPORT JANUARY 31, 2007

                        NUVEEN INVESTMENTS
                        CLOSED-END
                        FUNDS

               NUVEEN SENIOR
                 INCOME FUND
                         NSL

             NUVEEN FLOATING
            RATE INCOME FUND
                         JFR

             NUVEEN FLOATING
                 RATE INCOME
            OPPORTUNITY FUND
                         JRO

                        HIGH CURRENT INCOME
                        FROM PORTFOLIOS OF
                        SENIOR CORPORATE LOANS

                                                                     NUVEEN LOGO

COVER PHOTO

INSIDE COVER PHOTO

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

         WWW.INVESTORDELIVERY.COM             OR       WWW.NUVEEN.COM/ACCOUNTACCESS
         if you get your Nuveen Fund                   if you get your Nuveen Fund
         dividends and statements from                 dividends and statements directly
         your financial advisor or                     from Nuveen.
         brokerage account.
         (Be sure to have the address
         sheet that accompanied this
         report handy. You'll need it to
         complete the enrollment process.)

                                                                     NUVEEN LOGO

                                                    (TIMOTHY SCHWERTFEGER PHOTO)
                                                         Timothy R. Schwertfeger
                                                           Chairman of the Board


     CHAIRMAN'S
           LETTER TO SHAREHOLDERS

      Dear Shareholder,

      I am very pleased to report that over the six-month period covered by this report, your Fund continued to provide you with attractive monthly distributions from a portfolio primarily composed of senior corporate loans. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

"IN ADDITION TO PROVIDING REGULAR MONTHLY INCOME, AN INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

(TIMOTHY SCHWERTFEGER SIG)
Timothy R. Schwertfeger
Chairman of the Board

March 15, 2007

Nuveen Investments Closed-End Funds (NSL, JFR, JRO)

PORTFOLIO MANAGERS'
          COMMENTS

The Funds' investment portfolios are managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther and Lenny talk about their management strategies and the performances of the Funds for the six-month period ended January 31, 2007.

WHAT WERE THE BASIC STRATEGIES AND TACTICS YOU USED TO MANAGE THE FUNDS DURING THIS PERIOD?
During the six months ended January 31, 2007, we continued to manage the portfolios using fundamental analysis to select senior loans that we believed offered strong asset coverage and attractive risk-adjusted returns. Given the strength of the economy and the overall senior loan market, we focused on avoiding loans we believed were not structured properly, as well as loans from companies that we believed would have earnings volatility in a weakening economy. Given these views, we continued to position the portfolios in a relatively conservative manner. We focused the portfolios on larger capitalization companies since we believed that these companies would perform better than smaller companies over the course of a full credit cycle.

During this period, we avoided the senior loans of most automotive part suppliers (with the exception of Federal Mogul, as discussed below) as well as smaller homebuilders and land developers, even though many loans in these sectors traded at discounts throughout the year. We also avoided many smaller loans that were done to finance leveraged buyouts. We didn't believe that there was sufficient incremental spread in many small loans to compensate for potential illiquidity and volatility if earnings of the companies issuing them should become challenged. Throughout the year we focused on adding high quality new-issue senior loans at par. Given the elevated trading levels of the marketplace we focused on the new issue market to buy these senior loans.

We also continued to avoid the vast majority of second lien loans. Similar to smaller loans, we didn't believe that second lien loans offered sufficient additional yield to compensate investors for potentially increased volatility and lower recovery rates.

HOW DID THE FUNDS PERFORM?
The performance of the Funds as well as the performance of a comparative index, are shown in the nearby table:

TOTAL RETURN ON NET ASSET VALUE
For the 6-month period ended January 31, 2007

NSL                                           6.73%
----------------------------------------------------------------------------------------------------
JFR                                           5.50%
----------------------------------------------------------------------------------------------------
JRO                                           5.65%
----------------------------------------------------------------------------------------------------
CSFB Leveraged Loan Index(1)                  4.11%
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 The CSFB Leveraged Loan Index is a representative, unmanaged index of tradable, senior, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index.
--------------------------------------------------------------------------------


Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares. For more information, please see the individual Performance Overview pages in this report.

Over the six-month reporting period, the returns of all three funds outperformed the CSFB Leveraged Loan Index.

All three Funds continued to benefit over this period from the strong performance of their holdings in Federal Mogul, a global supplier of automotive components. The Federal Mogul term loan traded up during the period due to the continued expectation that the company will emerge out of bankruptcy soon due to their steady operations and improving financial results.

The Funds also benefited from positions in Aladdin Gaming, a resort and gaming company, which were paid off prior to the end of the reporting period. In addition, NSL's returns during the period benefited from its holdings in Norwood, a media printing company.

DISTRIBUTION AND SHARE PRICE
        INFORMATION

Each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value (NAV) and share price, it generally works to enhance the amount of income a Fund has to distribute to its common shareholders, as long as the dividend rates the Fund pays to its preferred shareholders are less than the interest rates the Fund receives from its portfolio of loans. This leveraging strategy continued to make a positive contribution to each Fund's return over this period.

Since each of these Funds invests in adjustable rate loans, their income streams typically can be expected to rise or fall over time to reflect the movement of shorter-term interest rates. These rates generally were rising over this six-month reporting period ended January 31, 2007, and this led to two monthly dividend increases in NSL, JFR and JRO.

All of these Funds seek to pay dividends at rates that reflect each Fund's past results, and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII), which is part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2007, NSL had a positive UNII balance for financial statement purposes and a positive UNII balance, based on our best estimate, for tax purposes. JFR and JRO had negative UNII balances for financial statement purposes, but had positive UNII balances, based on our best estimates, for tax purposes.

As of January 31, 2007, JFR and JRO traded at discounts to their NAVs, and NSL traded at a premium to its NAV as shown below.

                        1/31/07 PREMIUM                        6-MONTH AVERAGE
                               DISCOUNT                               DISCOUNT
------------------------------------------------------------------------------
NSL                               2.11%                               -1.11%
------------------------------------------------------------------------------
JFR                              -0.50%                               -4.43%
------------------------------------------------------------------------------
JRO                              -0.28%                               -2.84%
------------------------------------------------------------------------------

Nuveen Senior Income Fund
NSL

PERFORMANCE
     OVERVIEW As of January 31, 2007

(PORTFOLIO ALLOCATION PIE CHART)
(as a % of total investments)

--------------------------------------------------------------------------------------
Variable Rate Senior Loan Interests                                              89.6%
--------------------------------------------------------------------------------------
Corporate Bonds                                                                   8.1%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            1.5%
--------------------------------------------------------------------------------------
Other                                                                             0.8%
--------------------------------------------------------------------------------------

(2006-2007 MONTHLY DIVIDENDS PER SHARE BAR CHART)

Feb                                                                             0.0510
Mar                                                                             0.0535
Apr                                                                             0.0535
May                                                                             0.0535
Jun                                                                             0.0535
Jul                                                                             0.0535
Aug                                                                             0.0535
Sep                                                                             0.0565
Oct                                                                             0.0565
Nov                                                                             0.0565
Dec                                                                             0.0585
Jan                                                                             0.0585

(SHARE PRICE PERFORMANCE CHART)
Past performance is not predictive of future results.


2/01/06                                                                          8.06
                                                                                 8.07
                                                                                 8.09
                                                                                 8.03
                                                                                 7.97
                                                                                 8.01
                                                                                 8.09
                                                                                 8.25
                                                                                 8.46
                                                                                 8.41
                                                                                 8.33
                                                                                 7.99
                                                                                 8.00
                                                                                 8.04
                                                                                 8.13
                                                                                 7.87
                                                                                 7.87
                                                                                 8.06
                                                                                 8.09
                                                                                 8.06
                                                                                 8.03
                                                                                 8.10
                                                                                 8.06
                                                                                 8.06
                                                                                 8.13
                                                                                 8.12
                                                                                 8.14
                                                                                 8.10
                                                                                 8.16
                                                                                 8.12
                                                                                 8.20
                                                                                 8.28
                                                                                 8.33
                                                                                 8.26
                                                                                 8.28
                                                                                 8.33
                                                                                 8.35
                                                                                 8.14
                                                                                 8.00
                                                                                 8.20
                                                                                 8.19
                                                                                 8.27
                                                                                 8.28
                                                                                 8.20
                                                                                 8.26
                                                                                 8.37
                                                                                 8.28
                                                                                 8.41
                                                                                 8.48
                                                                                 8.50
                                                                                 8.55
                                                                                 8.57
                                                                                 8.70
1/31/07                                                                          8.72


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Common Share Price                                                              $8.72
-------------------------------------------------------------------------------------
Common Share
Net Asset Value                                                                 $8.54
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                       2.11%
-------------------------------------------------------------------------------------
Latest Dividend                                                               $0.0585
-------------------------------------------------------------------------------------
Market Yield                                                                    8.05%
-------------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                         $254,547
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 10/26/99)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                              11.41%        6.73%

-------------------------------------------------------------------------------------
1-Year                                                            17.58%        9.80%

-------------------------------------------------------------------------------------
5-Year                                                            10.79%       10.04%

-------------------------------------------------------------------------------------
Since
Inception                                                          6.27%        6.88%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Media                                                                           17.4%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    8.6%
-------------------------------------------------------------------------------------
Health Care Providers & Services                                                 8.4%
-------------------------------------------------------------------------------------
Auto Components                                                                  4.8%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 4.6%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           4.1%
-------------------------------------------------------------------------------------
Building Products                                                                4.0%
-------------------------------------------------------------------------------------
Paper & Forest Products                                                          3.7%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   3.2%
-------------------------------------------------------------------------------------
Chemicals                                                                        3.0%
-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      2.9%
-------------------------------------------------------------------------------------
Containers & Packaging                                                           2.5%
-------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                                 2.1%
-------------------------------------------------------------------------------------
Machinery                                                                        2.1%
-------------------------------------------------------------------------------------
Household Products                                                               2.0%
-------------------------------------------------------------------------------------
Airlines                                                                         2.0%
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments                                               1.9%
-------------------------------------------------------------------------------------
Real Estate Management & Development                                             1.8%
-------------------------------------------------------------------------------------
Wireless Telecommunication Services                                              1.5%
-------------------------------------------------------------------------------------
Insurance                                                                        1.5%
-------------------------------------------------------------------------------------
Food Products                                                                    1.5%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           1.5%
-------------------------------------------------------------------------------------
Other                                                                           14.9%
-------------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

-------------------------------------------------------------------------------------
Federal-Mogul Corporation                                                        2.4%
-------------------------------------------------------------------------------------
Century Cable Holdings, LLC                                                      2.3%
-------------------------------------------------------------------------------------
Primedia Inc.                                                                    2.1%
-------------------------------------------------------------------------------------
Norwood Promotional Products                                                     2.1%
-------------------------------------------------------------------------------------
Graham Packaging Company, L.P.                                                   2.0%
-------------------------------------------------------------------------------------


Nuveen Floating Rate Income Fund
JFR

PERFORMANCE
     OVERVIEW As of January 31, 2007

(PORTFOLIO ALLOCATION PIE CHART)
(as a % of total investments)

--------------------------------------------------------------------------------------
Variable Rate Senior Loan Interests                                              88.9%
--------------------------------------------------------------------------------------
Corporate Bonds                                                                   7.4%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            3.6%
--------------------------------------------------------------------------------------
Other                                                                             0.1%
--------------------------------------------------------------------------------------

(2006-2007 MONTHLY DIVIDENDS PER SHARE BAR CHART)

Feb                                                                              0.082
Mar                                                                              0.085
Apr                                                                              0.085
May                                                                              0.085
Jun                                                                              0.090
Jul                                                                              0.090
Aug                                                                              0.090
Sep                                                                              0.095
Oct                                                                              0.095
Nov                                                                              0.095
Dec                                                                              0.098
Jan                                                                              0.098

(SHARE PRICE PERFORMANCE CHART)
Past performance is not predictive of future results.

2/01/06                                                                          12.96
                                                                                 12.95
                                                                                 13.02
                                                                                 13.03
                                                                                 12.88
                                                                                 13.09
                                                                                 13.19
                                                                                 13.10
                                                                                 13.18
                                                                                 13.05
                                                                                 13.12
                                                                                 12.95
                                                                                 12.85
                                                                                 12.97
                                                                                 13.03
                                                                                 12.90
                                                                                 12.92
                                                                                 12.94
                                                                                 13.07
                                                                                 13.09
                                                                                 13.04
                                                                                 13.14
                                                                                 13.06
                                                                                 13.06
                                                                                 13.13
                                                                                 13.06
                                                                                 13.16
                                                                                 13.14
                                                                                 13.04
                                                                                 12.92
                                                                                 13.02
                                                                                 13.14
                                                                                 13.22
                                                                                 13.17
                                                                                 13.22
                                                                                 13.20
                                                                                 13.25
                                                                                 13.10
                                                                                 13.19
                                                                                 13.28
                                                                                 13.24
                                                                                 13.31
                                                                                 13.25
                                                                                 13.33
                                                                                 13.44
                                                                                 13.49
                                                                                 13.47
                                                                                 13.46
                                                                                 13.58
                                                                                 13.75
                                                                                 13.84
                                                                                 13.85
                                                                                 13.94
1/31/07                                                                          14.01


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Common Share Price                                                             $14.01
-------------------------------------------------------------------------------------
Common Share
Net Asset Value                                                                $14.08
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -0.50%
-------------------------------------------------------------------------------------
Latest Dividend                                                               $0.0980
-------------------------------------------------------------------------------------
Market Yield                                                                    8.39%
-------------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                         $665,567
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/04)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month
(Cumulative)                                                      11.14%        5.50%

-------------------------------------------------------------------------------------
1-Year                                                            17.58%        8.36%

-------------------------------------------------------------------------------------
Since
Inception                                                          4.51%        6.08%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Media                                                                           16.3%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    8.5%
-------------------------------------------------------------------------------------
Health Care Providers & Services                                                 6.9%
-------------------------------------------------------------------------------------
Chemicals                                                                        6.0%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           5.2%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 3.8%
-------------------------------------------------------------------------------------
Building Products                                                                3.6%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   3.2%
-------------------------------------------------------------------------------------
Paper & Forest Products                                                          3.1%
-------------------------------------------------------------------------------------
Auto Components                                                                  2.8%
-------------------------------------------------------------------------------------
Containers & Packaging                                                           2.6%
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments                                               2.5%
-------------------------------------------------------------------------------------
Real Estate Management & Development                                             2.4%
-------------------------------------------------------------------------------------
IT Services                                                                      2.3%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       2.2%
-------------------------------------------------------------------------------------
Airlines                                                                         1.9%
-------------------------------------------------------------------------------------
Food & Staples Retailing                                                         1.8%
-------------------------------------------------------------------------------------
Software                                                                         1.7%
-------------------------------------------------------------------------------------
Insurance                                                                        1.6%
-------------------------------------------------------------------------------------
Multi-Utilities                                                                  1.2%
-------------------------------------------------------------------------------------
Capital Markets                                                                  1.2%
-------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                                 1.1%
-------------------------------------------------------------------------------------
Household Products                                                               1.1%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           3.6%
-------------------------------------------------------------------------------------
Other                                                                           13.4%
-------------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

-------------------------------------------------------------------------------------
Century Cable Holdings, LLC                                                      2.4%
-------------------------------------------------------------------------------------
Charter Communications Inc.                                                      2.1%
-------------------------------------------------------------------------------------
Intelsat Corporation                                                             2.0%
-------------------------------------------------------------------------------------
SunGard Data Systems Inc.                                                        2.0%
-------------------------------------------------------------------------------------
Graham Packaging Company, L.P.                                                   1.9%
-------------------------------------------------------------------------------------


Nuveen Floating Rate Income Opportunity Fund
JRO

PERFORMANCE
     OVERVIEW As of January 31, 2007

(PORTFOLIO ALLOCATION PIE CHART)
(as a % of total investments)

--------------------------------------------------------------------------------------
Variable Rate Senior Loan Interests                                              85.3%
--------------------------------------------------------------------------------------
Corporate Bonds                                                                  11.7%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            2.6%
--------------------------------------------------------------------------------------
Other                                                                             0.4%
--------------------------------------------------------------------------------------

(2006-2007 MONTHLY DIVIDENDS PER SHARE BAR CHART)

Feb                                                                             0.0850
Mar                                                                             0.0900
Apr                                                                             0.0900
May                                                                             0.0900
Jun                                                                             0.0950
Jul                                                                             0.0950
Aug                                                                             0.0950
Sep                                                                             0.0985
Oct                                                                             0.0985
Nov                                                                             0.0985
Dec                                                                             0.1015
Jan                                                                             0.1015

(SHARE PRICE PERFORMANCE CHART)
Past performance is not predictive of future results.

8/01/05                                                                          12.95
                                                                                 12.83
                                                                                 12.94
                                                                                 13.05
                                                                                 13.09
                                                                                 13.20
                                                                                 13.28
                                                                                 13.27
                                                                                 13.31
                                                                                 13.26
                                                                                 13.28
                                                                                 13.05
                                                                                 12.89
                                                                                 13.16
                                                                                 13.17
                                                                                 13.11
                                                                                 13.14
                                                                                 13.15
                                                                                 13.35
                                                                                 13.37
                                                                                 13.36
                                                                                 13.31
                                                                                 13.30
                                                                                 13.38
                                                                                 13.38
                                                                                 13.32
                                                                                 13.32
                                                                                 13.34
                                                                                 13.22
                                                                                 13.03
                                                                                 13.13
                                                                                 13.26
                                                                                 13.41
                                                                                 13.44
                                                                                 13.50
                                                                                 13.51
                                                                                 13.54
                                                                                 13.43
                                                                                 13.59
                                                                                 13.76
                                                                                 13.76
                                                                                 13.82
                                                                                 13.77
                                                                                 13.66
                                                                                 13.60
                                                                                 13.70
                                                                                 13.65
                                                                                 13.77
                                                                                 13.81
                                                                                 13.99
                                                                                 14.08
                                                                                 14.04
                                                                                 14.02
7/31/06                                                                          14.09


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Common Share Price                                                             $14.09
-------------------------------------------------------------------------------------
Common Share
Net Asset Value                                                                $14.13
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -0.28%
-------------------------------------------------------------------------------------
Latest Dividend                                                               $0.1015
-------------------------------------------------------------------------------------
Market Yield                                                                    8.64%
-------------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                         $401,274
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 7/27/04)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month
(Cumulative)                                                      10.61%        5.65%

-------------------------------------------------------------------------------------
1-Year                                                            18.06%        9.19%

-------------------------------------------------------------------------------------
Since
Inception                                                          4.86%        6.58%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Media                                                                           17.8%
-------------------------------------------------------------------------------------
Diversified
Telecommunication Services                                                       8.9%
-------------------------------------------------------------------------------------
Health Care Providers & Services                                                 8.3%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    5.3%
-------------------------------------------------------------------------------------
Chemicals                                                                        3.9%
-------------------------------------------------------------------------------------
Paper & Forest Products                                                          3.9%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 3.6%
-------------------------------------------------------------------------------------
Building Products                                                                3.6%
-------------------------------------------------------------------------------------
Containers & Packaging                                                           3.2%
-------------------------------------------------------------------------------------
Food & Staples Retailing                                                         2.9%
-------------------------------------------------------------------------------------
Real Estate Management & Development                                             2.8%
-------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                                 2.5%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       2.2%
-------------------------------------------------------------------------------------
Airlines                                                                         2.2%
-------------------------------------------------------------------------------------
Auto Components                                                                  2.2%
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments                                               2.1%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   1.9%
-------------------------------------------------------------------------------------
Software                                                                         1.7%
-------------------------------------------------------------------------------------
IT Services                                                                      1.7%
-------------------------------------------------------------------------------------
Household Products                                                               1.5%
-------------------------------------------------------------------------------------
Aerospace & Defense                                                              1.4%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           2.6%
-------------------------------------------------------------------------------------
Other                                                                           13.8%
-------------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

-------------------------------------------------------------------------------------
Intelsat Corporation                                                             3.4%
-------------------------------------------------------------------------------------
Century Cable Holdings, LLC                                                      2.5%
-------------------------------------------------------------------------------------
Cablevision Systems Corporation                                                  2.5%
-------------------------------------------------------------------------------------
Vanguard Health Holding Company, LLC                                             2.3%
-------------------------------------------------------------------------------------
Graham Packaging Company, L.P.                                                   2.2%
-------------------------------------------------------------------------------------


Shareholder
       MEETING REPORT

                                                                    NSL                                JFR
-----------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                          Common and                         Common and
                                                       FundPreferred   FundPreferred      FundPreferred   FundPreferred
                                                       shares voting   shares voting      shares voting   shares voting
                                                            together        together           together        together
                                                          as a class      as a class         as a class      as a class
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                                                 26,811,019            --            44,289,169           --
    Withhold                                               344,990            --               442,612           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
    For                                                 26,805,434            --            44,273,166           --
    Withhold                                               350,575            --               458,615           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                 26,824,219            --            44,305,267           --
    Withhold                                               331,790            --               426,514           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------
William C. Hunter
    For                                                 26,816,109            --            44,309,866           --
    Withhold                                               339,900            --               421,915           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------
David J. Kundert
    For                                                 26,812,429            --            44,298,401           --
    Withhold                                               343,580            --               433,380           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider
    For                                                         --         1,732                    --       14,329
    Withhold                                                    --             8                    --           47
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --         1,740                    --       14,376
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
    For                                                         --         1,732                    --       14,329
    Withhold                                                    --             8                    --           47
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --         1,740                    --       14,376
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
    For                                                 26,792,458            --            44,283,100           --
    Withhold                                               363,551            --               448,681           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine
    For                                                 26,810,859            --            44,296,866           --
    Withhold                                               345,150            --               434,915           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                27,156,009            --            44,731,781           --
-----------------------------------------------------------------------------------------------------------------------

                                                                    JRO
-----------------------------------------------------  -----------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                          Common and
                                                       FundPreferred   FundPreferred
                                                       shares voting   shares voting
                                                            together        together
                                                          as a class      as a class
Robert P. Bremner
    For                                                 26,394,773            --
    Withhold                                               230,317            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
    For                                                 26,388,592            --
    Withhold                                               236,498            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                 26,416,004            --
    Withhold                                               209,086            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------
William C. Hunter
    For                                                 26,414,606            --
    Withhold                                               210,484            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------
David J. Kundert
    For                                                 26,394,755            --
    Withhold                                               230,335            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider
    For                                                         --         8,884
    Withhold                                                    --            38
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --         8,922
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
    For                                                         --         8,881
    Withhold                                                    --            41
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --         8,922
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
    For                                                 26,414,119            --
    Withhold                                               210,971            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine
    For                                                 26,413,877            --
    Withhold                                               211,213            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                26,625,090            --
-----------------------------------------------------------------------------------------------------------------------

Nuveen Senior Income Fund (NSL)

Portfolio of
        INVESTMENTS January 31, 2007 (Unaudited)

                                                                      WEIGHTED
 PRINCIPAL                                                             AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                          COUPON      MATURITY (3)    RATINGS (4)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS - 141.3% (89.6% OF TOTAL INVESTMENTS) (2)
               AEROSPACE & DEFENSE - 2.2% (1.4% OF TOTAL INVESTMENTS)
 $    2,528    Mid-Western Aircraft Systems Inc., Term Loan B           7.110%         12/31/11            N/R      $    2,540,229
      2,408    Vought Aircraft Industries, Inc., Term Loan              7.880%         12/22/11             B-           2,428,913
        545    Vought Aircraft Industries, Inc., Tranche B,             7.822%         12/22/10             B-             549,205
                Letter of Credit
----------------------------------------------------------------------------------------------------------------------------------
      5,481    Total Aerospace & Defense                                                                                 5,518,347
----------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 3.1% (2.0% OF TOTAL INVESTMENTS)
      2,000    Northwest Airlines Inc., Term Loan                       7.850%          7/19/08           BBB-           2,015,626
        746    United Air Lines Inc., Delayed Draw Term Loan           11.000%          2/01/12             B+             749,448
      5,224    United Air Lines Inc., Term Loan B                       9.120%          2/01/12             B+           5,246,136
----------------------------------------------------------------------------------------------------------------------------------
      7,970    Total Airlines                                                                                            8,011,210
----------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 7.6% (4.8% OF TOTAL INVESTMENTS)
      4,224    Federal-Mogul Corporation, Term Loan A, (7)              7.570%          2/24/04            N/R           4,202,047
      5,551    Federal-Mogul Corporation, Term Loan B, (7)              7.820%          2/24/05            N/R           5,526,440
      1,864    Gen Tek Inc., Term Loan B                                7.555%         12/31/10             B+           1,869,816
      2,000    Goodyear Tire & Rubber Company, Second Lien Term         8.140%          4/30/10             B+           2,025,416
                Loan
      1,000    Goodyear Tire & Rubber Company, Term Loan                7.072%          4/30/10             BB           1,008,839
      1,479    Metalforming Technologies, Inc., Term Loan A, (7)        0.000%          9/30/07            N/R             281,039
                (8)
        575    Metalforming Technologies, Inc., Term Loan B,            0.000%          9/30/07            N/R             109,299
                (PIK) (7) (8)
      3,042    Tenneco Automotive Inc., Term Loan B                     7.360%         12/12/10            BB-           3,065,750
      1,336    Tenneco Automotive Inc., Term Loan B-1                   7.320%         12/12/10            BB-           1,346,729
----------------------------------------------------------------------------------------------------------------------------------
     21,071    Total Auto Components                                                                                    19,435,375
----------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 4.8% (3.1% OF TOTAL INVESTMENTS)
        886    Atrium Companies Inc., Term Loan                         8.107%          5/31/12              B             874,487
      2,553    Euramax Holdings Inc., Term Loan B                       8.103%          6/29/12              B           2,559,780
      1,955    Nortek, Inc., Term Loan B                                7.355%          8/27/11              B           1,960,621
      2,454    Stile Acquisition Corporation, Canadian Term Loan        7.360%          4/05/13            BB-           2,446,395
      2,458    Stile Acquisition Corporation, Term Loan B               7.360%          4/05/13            BB-           2,450,562
      1,995    TFS Acquisition, Term Loan                               8.921%          8/11/13             B+           2,009,963
----------------------------------------------------------------------------------------------------------------------------------
     12,301    Total Building Products                                                                                  12,301,808
----------------------------------------------------------------------------------------------------------------------------------
               CAPITAL MARKETS - 0.7% (0.4% OF TOTAL INVESTMENTS)
      1,777    Ameritrade Holdings Corporation, Term Loan B             6.820%         12/31/12            Ba1           1,783,157
----------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 3.9% (2.5% OF TOTAL INVESTMENTS)
      2,239    Celanese Holdings, LLC, Term Loan C                      7.114%          4/06/11            N/R           2,254,624
      2,993    Hexion Specialty Chemicals, Term Loan C                  7.875%          5/05/13              B           3,008,583
        762    Huntsman International LLC, Term Loan                    7.070%          8/16/12            BB-             767,089
      1,985    ISP Chemco Inc., Term Loan                               7.375%          2/16/13            BB-           2,002,214
      1,960    Rockwood Specialties Group, Inc., Term Loan E            7.360%          7/30/12             B+           1,974,699
----------------------------------------------------------------------------------------------------------------------------------
      9,939    Total Chemicals                                                                                          10,007,209
----------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 4.3% (2.7% OF TOTAL INVESTMENTS)
      2,370    Acco Brands, Term Loan B                                 7.094%          8/17/12            BB-           2,385,924
      1,457    Allied Waste North America, Inc., Letter of Credit       7.073%          1/15/12            Ba3           1,465,937
      3,285    Allied Waste North America, Inc., Term Loan B            7.161%          1/15/12            Ba3           3,302,139
      1,000    Rental Services Corporation, Term Loan                   8.857%         11/21/13             B-           1,019,219
      2,000    Williams Scotsman, Inc., Term Loan B                     6.820%          6/28/10             B2           2,000,000
        681    Workflow Management, Inc., Term Loan                     9.360%         11/30/11            BB-             682,991
----------------------------------------------------------------------------------------------------------------------------------
     10,793    Total Commercial Services & Supplies                                                                     10,856,210
----------------------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING - 0.7% (0.4% OF TOTAL INVESTMENTS)
      1,691    Maxim Crane Works, Term Loan                             7.321%          1/28/10            N/R           1,695,125
----------------------------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

                                                                      WEIGHTED
 PRINCIPAL                                                             AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                          COUPON      MATURITY (3)    RATINGS (4)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 5.5% (3.5% OF TOTAL INVESTMENTS)
 $      458    Bluegrass Container Company, LLC, Delayed Draw,          7.600%          6/30/13            BB-      $      463,860
                1st Lien
        485    Bluegrass Container Company, LLC, Delayed Draw,         10.320%          5/28/13             B-             493,394
                2nd Lien
      1,532    Bluegrass Container Company, LLC, Term Loan B            7.603%          6/30/13            BB-           1,550,269
      1,515    Bluegrass Container Company, LLC, Term Loan, 2nd        10.326%         12/31/13            BB-           1,541,856
                Lien
      4,900    Graham Packaging Company, L.P., Term Loan B              7.625%          2/14/10              B           4,946,812
      2,857    Graham Packaging Company, L.P., Term Loan C              9.625%          3/15/12           CCC+           2,892,143
        437    Smurfit-Stone Container Corporation,                     7.572%         11/01/11             B+             441,141
                Deposit-Funded Commitment
        996    Smurfit-Stone Container Corporation, Term Loan B         7.625%         11/01/11             B+           1,006,488
        533    Smurfit-Stone Container Corporation, Term Loan C         7.625%         11/01/11             B+             538,212
        191    Smurfit-Stone Container Corporation, Tranche C-1         7.625%         11/01/11             B+             192,498
----------------------------------------------------------------------------------------------------------------------------------
     13,904    Total Containers & Packaging                                                                             14,066,673
----------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES - 2.0% (1.3% OF TOTAL INVESTMENTS)
      3,000    Riverdeep Group Limited, Term Loan                       8.096%         12/20/13             B+           3,035,625
      2,000    West Corporation, Term Loan                              8.085%         10/24/13             B+           2,016,563
----------------------------------------------------------------------------------------------------------------------------------
      5,000    Total Diversified Consumer Services                                                                       5,052,188
----------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2% (3.3% OF TOTAL INVESTMENTS)
      2,000    Cequel Communications LLC., Term Loan B                  7.610%         11/05/13             B+           2,014,375
      1,970    Intelsat Corporation, Term Loan                          7.360%          7/01/13             B2           1,993,950
      2,000    Intelsat Corporation, Unsecured Term Loan, WI/DD            TBD              TBD             B2           2,016,000
      2,000    Level 3 Communications Incorporated, Term Loan           8.366%         12/01/11             B-           2,026,875
      5,000    Qwest Corporation, Term Loan B                           6.950%          6/30/10             BB           5,131,784
      5,000    WCI Capital Corporation, Term Loan B, (7) (8)            0.000%          9/30/07            N/R             127,083
----------------------------------------------------------------------------------------------------------------------------------
     17,970    Total Diversified Telecommunication Services                                                             13,310,067
----------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 0.3% (0.2% OF TOTAL INVESTMENTS)
        711    Astoria Generating Company, Term Loan B                  7.370%          2/23/13             B1             716,851
----------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 1.6% (1.1% OF TOTAL INVESTMENTS)
      2,262    Mueller Group, Inc., Term Loan                           7.363%         10/03/12             B+           2,279,543
      1,583    Sensus Metering Systems Inc., Term Loan B-1              7.393%         12/17/10             B+           1,578,652
        210    Sensus Metering Systems Inc., Term Loan B-2              7.405%         12/17/10             B+             209,692
----------------------------------------------------------------------------------------------------------------------------------
      4,055    Total Electrical Equipment                                                                                4,067,887
----------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,990    Sensata Technologies B.V., Term Loan                     7.110%          4/27/13             B1           1,986,643
----------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 1.2% (0.7% OF TOTAL INVESTMENTS)
         82    Dresser-Rand Group, Inc., Term Loan                      7.320%         10/29/07            BB-              83,065
      2,885    Dresser-Rand Group, Inc., Term Loan                      8.125%         10/31/13              B           2,913,002
----------------------------------------------------------------------------------------------------------------------------------
               Total Energy Equipment & Services                                                                         2,996,067
----------------------------------------------------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,989    Jean Coutu Group Inc., Term Loan B                       7.875%          7/30/11             B1           1,994,361
----------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 2.3% (1.5% OF TOTAL INVESTMENTS)
        465    Dole Foods Company Inc., Deposit-Funded Commitment       7.374%          4/12/13              B             464,448
      1,039    Dole Foods Company Inc., Term Loan B                     7.546%          4/30/13              B           1,037,170
      3,462    Dole Foods Company Inc., Term Loan C                     7.460%          4/30/13             B+           3,457,232
        862    Michael Foods, Inc., Term Loan B                         7.350%         11/21/10             B+             866,145
----------------------------------------------------------------------------------------------------------------------------------
      5,828    Total Food Products                                                                                       5,824,995
----------------------------------------------------------------------------------------------------------------------------------
               GAS UTILITIES - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    Energy Transfer Partners LP, Term Loan                   7.100%         11/01/12            Ba2           2,017,142
----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 13.1% (8.4% OF TOTAL INVESTMENTS)
      5,308    Community Health Systems, Inc., Term Loan                7.120%          8/19/11            BB-           5,323,584
      4,298    Davita Inc., Term Loan B                                 7.302%         10/05/12            BB-           4,335,309
      1,985    Fresenius Medical Care AG & Co. KGaA, Term Loan          6.740%         12/01/13            Ba2           1,982,036
      4,000    HCA, Inc., Term Loan                                     8.114%         11/17/13            Ba3           4,040,966
      1,990    HealthSouth Corporation, Term Loan                       8.610%          3/10/13             B2           2,011,269
      1,950    IASIS Healthcare LLC, Term Loan B                        7.570%          6/22/11             B+           1,971,938
      3,950    LifeCare Holdings Inc., Term Loan B                      7.570%          8/01/12              B           3,830,676
      2,154    Psychiatric Solutions Inc., Term Loan B                  7.096%         12/01/12             B+           2,159,231
      2,948    Select Medical Corporation, Term Loan                    7.113%          2/24/12             B+           2,943,564

                                                                      WEIGHTED
 PRINCIPAL                                                             AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                          COUPON      MATURITY (3)    RATINGS (4)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES (continued)
 $    4,908    Vanguard Health Holding Company, LLC, Replacement        7.614%          9/23/11              B      $    4,957,267
                Term Loan
----------------------------------------------------------------------------------------------------------------------------------
     33,491    Total Health Care Providers & Services                                                                   33,555,840
----------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 12.5% (8.0% OF TOTAL INVESTMENTS)
      4,963    24 Hour Fitness Worldwide, Inc., Term Loan B             7.865%          6/08/12              B           5,002,820
      1,793    Ameristar Casinos, Inc., Term Loan B                     6.820%         11/10/12            Ba3           1,796,266
      3,940    CCM Merger, Inc., Term Loan B                            7.364%          7/13/12              B           3,955,287
      1,990    Cedar Fair LP, Term Loan                                 7.820%          8/30/12            BB-           2,012,512
        122    CBRL Group, Inc., Term B-2 Delayed Draw, (5)             0.750%          4/27/13             BB                 153
        780    CBRL Group, Inc., Term Loan B-1                          6.869%          4/27/13             BB             782,145
      3,000    Intrawest Corporation, Term Loan                         7.320%         12/31/07            N/R           3,001,875
      1,960    Isle of Capri Casinos, Inc., Term Loan                   7.115%          2/04/11            BB-           1,969,800
      3,950    Penn National Gaming, Inc., Term Loan B                  7.120%         10/03/12             BB           3,980,859
      2,000    Pinnacle Entertainment Inc., Term Loan                   7.320%         12/14/11             B1           2,014,500
      1,000    Quiznos Sub, Term Loan C                                11.114%         11/05/13            N/R           1,023,125
      2,726    TDS Investor Corp., Term Loan                            7.864%          8/23/13             B+           2,745,755
        268    TDS Investor Corp., Letter of Credit                     7.864%          8/23/13             B+             269,655
      2,073    Venetian Casino Resort, LLC, Term Loan                   7.120%          6/15/11            BB-           2,089,589
        427    Venetian Casino Resort, LLC, Term Loan B                 7.120%          6/15/11            BB-             430,843
      1,000    Worldspan LP, Term Loan                                  8.583%         12/07/13              B           1,006,251
----------------------------------------------------------------------------------------------------------------------------------
     31,992    Total Hotels, Restaurants & Leisure                                                                      32,081,435
----------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.8% (1.1% OF TOTAL INVESTMENTS)
      4,489    Shea Homes Inc., Term Loan                               7.370%         10/27/11            N/R           4,480,334
----------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 3.2% (2.0% OF TOTAL INVESTMENTS)
      1,945    Prestige Brands, Inc., Term Loan B                       7.710%          4/06/11             B+           1,961,613
      3,990    Solo Cup Company, Term Loan                              8.820%          2/27/11           CCC+           4,058,006
      2,000    Spectrum Brands, Term Loan                               8.605%          2/07/12             B-           2,009,821
----------------------------------------------------------------------------------------------------------------------------------
      7,935    Total Household Products                                                                                  8,029,440
----------------------------------------------------------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.2% OF TOTAL INVESTMENTS)
        520    Covanta Energy Corporation, Letter of Credit             7.588%          2/09/14             B+             523,577
        371    Covanta Energy Corporation, Term Loan B                  7.600%          2/09/14             B-             373,320
----------------------------------------------------------------------------------------------------------------------------------
        891    Total Independent Power Producers & Energy Traders                                                          896,897
----------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 2.4% (1.5% OF TOTAL INVESTMENTS)
      5,978    Conseco, Inc., Term Loan                                 7.320%         10/10/13            BB-           6,011,249
----------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 2.0% (1.2% OF TOTAL INVESTMENTS)
      4,925    SunGard Data Systems Inc., Term Loan B                   7.875%          2/11/13             B+           4,976,560
----------------------------------------------------------------------------------------------------------------------------------
               LEISURE EQUIPMENT & PRODUCTS - 1.1% (0.7% OF TOTAL INVESTMENTS)
      2,734    Bombardier Recreational Products, Term Loan              7.900%          6/28/13             B1           2,752,405
----------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 3.3% (2.1% OF TOTAL INVESTMENTS)
      1,156    Navistar International, Synthetic Letter of Credit       7.166%          1/19/12            BB-           1,177,584
      3,178    Navistar International, Term Loan                        8.610%          1/31/12            BB-           3,238,355
      2,000    Oshkosh Truck Corporation, Term Loan                     7.350%         12/06/13            Ba3           2,012,947
      1,934    Rexnord Corporation, Term Loan                           7.875%          7/19/13             B+           1,942,083
----------------------------------------------------------------------------------------------------------------------------------
      8,268    Total Machinery                                                                                           8,370,969
----------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 24.7% (15.7% OF TOTAL INVESTMENTS)
      4,500    American Media Operations, Inc., Term Loan C             8.340%          1/30/13             B-           4,531,876
      1,263    Blockbuster, Inc., Term Loan A                           8.664%          8/20/09             B-           1,266,164
      1,804    Blockbuster, Inc., Term Loan B                           8.902%          8/20/11             B-           1,816,894
      1,970    Cablevision Systems Corporation, Incremental Term        7.114%          3/29/13             BB           1,977,467
                Loan
      1,990    Carmike Cinemas Inc., Term Loan                          8.600%          5/19/12             B-           2,013,631
      1,640    Century Cable Holdings, LLC, Revolver, (7) (9)           9.250%         10/25/10            N/R           1,596,365
      2,000    Century Cable Holdings, LLC, Revolver, (7) (9)           9.250%         10/25/10            N/R           1,946,786
      6,000    Century Cable Holdings, LLC, Term Loan, (7)             10.250%         12/31/09            N/R           5,853,750
      4,906    Charter Communications Inc., Term Loan B                 7.985%          4/28/13              B           4,955,619
      3,724    Dex Media West, LLC, Term Loan B                         6.861%          3/09/10             BB           3,727,012
      3,000    Idearc Inc., Term Loan                                   7.330%         11/17/14            Ba2           3,025,970
      2,970    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B           8.614%          6/30/12            N/R           2,979,886
      4,988    Neilsen Finance LLC, Term Loan B                         8.125%          8/09/13             B+           5,032,841
      1,990    Philadelphia Newspapers, Term Loan                       8.120%          6/29/13            N/R           1,993,316

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

                                                                      WEIGHTED
 PRINCIPAL                                                             AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                          COUPON      MATURITY (3)    RATINGS (4)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               MEDIA (continued)
 $    5,940    Primedia Inc., Term Loan                                 7.570%          9/30/13            N/R      $    5,931,337
      2,288    R. H. Donnelley Inc., Term Loan D-2                      6.865%          6/30/11             BB           2,286,919
      4,598    Regal Cinemas Corporation, Term Loan                     7.114%         10/27/13            BB-           4,610,013
      1,572    Sun Media Corporation, Term Loan B                       7.110%          2/07/09             BB           1,576,759
      1,500    UPC Broadband Holding BV, Term Loan J2                   7.370%          3/29/13              B           1,507,756
      1,500    UPC Broadband Holding BV, Term Loan K2                   7.370%         12/31/13              B           1,507,756
      2,909    WMG Acquisition Corp., Term Loan                         7.370%          2/28/11            BB-           2,927,713
----------------------------------------------------------------------------------------------------------------------------------
     63,052    Total Media                                                                                              63,065,830
----------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 2.6% (1.6% OF TOTAL INVESTMENTS)
      2,000    Aleris International, Term Loan                          7.750%         12/19/13             B2           2,021,250
      1,876    Amsted Industries Incorporated, Delayed Term Loan,       0.500%          4/05/11            BB-             (28,141)
                (5) (10)
      2,591    Amsted Industries Incorporated, Term Loan B              7.361%          4/05/13            BB-           2,600,702
      1,984    John Maneely Company, Term Loan                          8.618%         12/08/13             B3           1,989,893
----------------------------------------------------------------------------------------------------------------------------------
      8,451    Total Metals & Mining                                                                                     6,583,704
----------------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES - 1.6% (1.1% OF TOTAL INVESTMENTS)
      1,183    NRG Energy Inc., Credit-Linked Deposit                   7.364%          2/01/13            BB-           1,194,252
      2,868    NRG Energy Inc., Term Loan                               7.364%          2/01/13            BB-           2,896,731
----------------------------------------------------------------------------------------------------------------------------------
      4,051    Total Multi-Utilities                                                                                     4,090,983
----------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 3.5% (2.2% OF TOTAL INVESTMENTS)
        301    Coffeyville Resources LLC, Letter of Credit              8.360%         12/28/10             B2             302,602
      1,553    Coffeyville Resources LLC, Term Loan                     8.360%         12/31/13             B1           1,564,736
      1,000    El Paso Corporation, Letter of Credit                    7.320%          7/31/11             B+           1,005,860
        774    Targa Resources Inc., Synthetic Letter of Credit         7.489%         10/31/12             B+             780,121
      3,185    Targa Resources Inc., Term Loan B                        7.613%         10/31/12             B+           3,209,872
      2,000    Venoco Inc, Term Loan                                    9.768%          3/30/11           Caa1           2,022,500
----------------------------------------------------------------------------------------------------------------------------------
      8,813    Total Oil, Gas & Consumable Fuels                                                                         8,885,691
----------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 3.4% (2.2% OF TOTAL INVESTMENTS)
      1,013    Boise Cascade Corporation, Term Loan D                   7.108%          3/29/11             BB           1,019,111
      3,960    Georgia-Pacific Corporation, Term Loan B                 7.355%         12/23/10            BB-           3,999,600
      1,558    Georgia-Pacific Corporation, Term Loan B-2               7.114%         12/31/13            BB-           1,569,127
      2,091    NewPage Corporation, Term Loan B                         7.656%          5/02/11             B+           2,117,314
----------------------------------------------------------------------------------------------------------------------------------
      8,622    Total Paper & Forest Products                                                                             8,705,152
----------------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 0.9% (0.5% OF TOTAL INVESTMENTS)
        867    Stiefel Laboratories Inc, Delayed Term Loan, (5)         2.250%         12/15/13            Ba3               9,751
      1,000    Stiefel Laboratories Inc, Second Lien Term Loan         10.360%          6/15/13             B-           1,022,500
      1,133    Stiefel Laboratories Inc, Term Loan                      7.610%         12/15/13            Ba3           1,145,975
----------------------------------------------------------------------------------------------------------------------------------
      3,000    Total Pharmaceuticals                                                                                     2,178,226
----------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9% (1.8% OF TOTAL INVESTMENTS)
      3,721    Capital Automotive LP., Term Loan                        7.080%         12/16/10            BB+           3,753,869
         45    Lion Gables, Term Loan                                   7.070%          3/30/07            Ba2              44,843
      3,500    LNR Property Corporation, Term Loan B                    8.120%          7/12/11             B2           3,524,376
----------------------------------------------------------------------------------------------------------------------------------
      7,266    Total Real Estate Management & Development                                                                7,323,088
----------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 1.5% (0.9% OF TOTAL INVESTMENTS)
      1,773    Advanced Micro Devices, Term Loan B                      7.620%         12/31/13            BB-           1,790,416
      2,000    Freescale Semiconductor, Term Loan                       7.369%         12/01/13             BB           2,015,000
----------------------------------------------------------------------------------------------------------------------------------
      3,773    Total Semiconductors & Equipment                                                                          3,805,416
----------------------------------------------------------------------------------------------------------------------------------
               SOFTWARE - 1.2% (0.8% OF TOTAL INVESTMENTS)
      2,991    Dealer Computer Service, Term Loan                       7.845%         10/26/12            BB-           3,020,288
----------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 7.6% (4.8% OF TOTAL INVESTMENTS)
        983    Burlington Coat Factory Warehouse Corporation,           7.620%          5/28/13              B             976,223
                Term Loan
        998    CSK Automotive Corporation, Term Loan                    8.375%          6/30/12             B+           1,013,086
      3,907    Michaels Stores Inc., Term Loan                          8.125%         10/31/13             B-           3,943,096
      1,318    Micro Warehouse, Inc., Term Loan B, (7) (8) (11)         0.000%          1/30/07            N/R              39,534
      3,969    Norwood Promotional Products, Term Loan A               11.625%          8/16/09            N/R           4,128,157
      5,850    Norwood Promotional Products, Term Loan B                6.000%          8/16/11            N/R           4,299,995
        998    Sally Beauty, Term Loan                                  7.870%         11/16/11             B2           1,007,163

                                                                      WEIGHTED
 PRINCIPAL                                                             AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                          COUPON      MATURITY (3)    RATINGS (4)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL (continued)
 $    4,000    TRU 2005 RE Holding Co. 1, Inc., Term Loan               8.326%         12/09/08            N/R      $    4,040,626
----------------------------------------------------------------------------------------------------------------------------------
     22,023    Total Specialty Retail                                                                                   19,447,880
----------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 2.2% (1.4% OF TOTAL INVESTMENTS)
      4,530    Visant Holding Corporation, Term Loan C                  7.122%          7/29/10             B+           4,556,963
      1,008    William Carter Company, Term Loan B                      6.856%          7/14/12            Ba3           1,010,084
----------------------------------------------------------------------------------------------------------------------------------
      5,538    Total Textiles, Apparel & Luxury Goods                                                                    5,567,047
----------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 1.6% (1.0% OF TOTAL INVESTMENTS)
      2,000    Ashtead Group Public Limited Company, Term Loan B        7.570%          8/31/11             B3           2,000,000
        393    Brenntag Holdings, Acquisition Facility                  7.887%          1/20/14              B             395,182
      1,607    Brenntag Holdings, Term Loan B2                          7.887%          1/20/14              B           1,626,108
----------------------------------------------------------------------------------------------------------------------------------
      4,000    Total Trading Companies & Distributors                                                                    4,021,290
----------------------------------------------------------------------------------------------------------------------------------
 $  369,720    TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST                                                         359,491,039
                $364,797,706)
==================================================================================================================================
  PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                         COUPON          MATURITY     RATINGS (4)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 12.7% (8.1% OF TOTAL INVESTMENTS)
               BUILDING PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)
 $    2,000    Stile Acquisition Corporation, Bridge Loan, 144A        11.000%          4/06/15            N/R      $    1,985,000
----------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    OM Group Inc.                                            9.250%         12/15/11             B-           2,087,500
----------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2% (0.8% OF TOTAL INVESTMENTS)
      3,000    Intelsat Subsidiary Holding Company Limited,            10.275%          1/15/12             B+           3,030,000
                Floating Rate Note, 4.875% plus
                six-month LIBOR
----------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0% (1.4% OF TOTAL INVESTMENTS)
      5,000    NXP BV, Floating Rate Note, 2.750% plus                  8.110%         10/15/13            BB+           5,118,750
                three-month LIBOR, 144A
----------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 1.0% (0.6% OF TOTAL INVESTMENTS)
      2,400    Park Place Entertainment                                 8.875%          9/15/08            Ba1           2,517,000
----------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 2.7% (1.7% OF TOTAL INVESTMENTS)
      1,930    AMC Entertainment Inc.                                   9.875%          2/01/12             B3           2,038,563
      2,000    Cablevision Systems Corporation, Floating Rate           9.900%          4/01/09             B+           2,130,000
                Note, 4.500% plus six-month LIBOR, Series B
      2,500    Primedia Inc., Floating Rate Note, 5.375% plus          10.735%          5/15/10              B           2,609,375
                three-month LIBOR
----------------------------------------------------------------------------------------------------------------------------------
      6,430    Total Media                                                                                               6,777,938
----------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    Verso Paper Holdings LLC., Floating Rate Note,           9.110%          8/01/14             B+           2,060,000
                3.750% plus three-month LIBOR, 144A
----------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 0.2% (0.1% OF TOTAL INVESTMENTS)
        500    Avago Technologies Finance Pte. Ltd., Floating          10.860%          6/01/13              B             524,375
                Rate Note, 5.500% plus three-month LIBOR, 144A
----------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    HanesBrands Inc., Floating Rate Note, 3.375% plus        8.775%         12/15/14             B2           2,065,000
                six-month LIBOR, 144A
----------------------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES - 2.4% (1.5% OF TOTAL INVESTMENTS)
      6,000    Dobson Communications Corporation, Floating Rate         9.610%         10/15/12            CCC           6,180,000
                Note, 4.250% plus three-month LIBOR
----------------------------------------------------------------------------------------------------------------------------------
 $   31,330    TOTAL CORPORATE BONDS (COST $31,411,466)                                                                 32,345,563
==================================================================================================================================
     SHARES    DESCRIPTION (1)                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               INVESTMENT COMPANIES - 0.6% (0.4% OF TOTAL INVESTMENTS)
    205,050    ING Prime Rate Trust                                                                                 $    1,517,370
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENT COMPANIES (COST $1,432,329)                                                              1,517,370
               ===================================================================================================================

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)


     SHARES    DESCRIPTION (1)                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS - 0.6% (0.4% OF TOTAL INVESTMENTS)
               AUTO COMPONENTS - 0.0% (0.0% OF TOTAL INVESTMENTS)
        511    Gen Tek Inc., (8)                                                                                    $       19,004
    279,642    Metalforming Technologies Inc., (7) (8) (11)                                                                     --
----------------------------------------------------------------------------------------------------------------------------------
               Total Auto Components                                                                                        19,004
               -------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 0.6% (0.4% OF TOTAL INVESTMENTS)
     34,834    Armstrong World Industries Inc., (8)                                                                      1,532,009
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS (COST $1,393,369)                                                                     1,551,013
               ===================================================================================================================
     SHARES    DESCRIPTION (1)                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               WARRANTS - 0.0% (0.0% OF TOTAL INVESTMENTS)
        545    Gen Tek Inc., Warrant                                                                                $       30,793
        268    Gen Tek Inc., Warrant                                                                                        14,740
      5,672    Reliant Energy Inc.                                                                                          52,466
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL WARRANTS (COST $40,254)                                                                                97,999
               ===================================================================================================================
  PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                         COUPON          MATURITY                             VALUE
----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 2.4% (1.5% OF TOTAL INVESTMENTS)
 $    6,078    Repurchase Agreement with Fixed Income Clearing          5.000%          2/01/07                     $    6,077,880
                Corporation, dated 1/31/07, repurchase price
                $6,078,724, collateralized by $6,360,000, U.S.
                Treasury Notes, 3.375%, due 9/15/09, value
                $6,201,000
 ==========    -------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $6,077,880)                                                            6,077,880
               ===================================================================================================================
               TOTAL INVESTMENTS (COST $405,153,004) - 157.6%                                                          401,080,864
               ===================================================================================================================
               BORROWINGS PAYABLE - (40.5)% (6)                                                                       (103,000,000)
               ===================================================================================================================
               OTHER ASSETS LESS LIABILITIES - 1.0%                                                                      2,466,188
               ===================================================================================================================
               PREFERRED SHARES, AT LIQUIDATION VALUE - (18.1)%                                                        (46,000,000)
               ===================================================================================================================
               NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                        $  254,547,052
               ===================================================================================================================

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
                 Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
        (3)      Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
        (4)      Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
                 Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (5)      Portion of position represents an unfunded Senior Loan commitment outstanding at January
                 31, 2007.
        (6)      Borrowings Payable as a percentage of total investments is (25.7)%.
        (7)      At or subsequent to January 31, 2007, this issue was under the protection of the Federal
                 Bankruptcy Court.
        (8)      Non-income producing. Non-income producing, in the case of a loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
        (9)      Position represents a participation commitment outstanding at January 31, 2007.
       (10)      Negative value represents unrealized depreciation on Senior Loan commitment at January 31,
                 2007.
       (11)      Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
        N/R      Not rated.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
        TBD      Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
      (PIK)      In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                                 See accompanying notes to financial statements.

Nuveen Floating Rate Income Fund (JFR)

Portfolio of
        INVESTMENTS January 31, 2007 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS - 142.8% (88.9% OF TOTAL INVESTMENTS) (2)
               AEROSPACE & DEFENSE - 1.5% (0.9% OF TOTAL INVESTMENTS)
 $    5,055    Mid-Western Aircraft Systems Inc., Term Loan B         7.110%        12/31/11             N/R      $    5,080,458
      2,000    Transdigm Inc., Term Loan B                            7.366%         6/23/13              B+           2,013,750
      2,408    Vought Aircraft Industries, Inc., Term Loan            7.880%        12/22/11              B-           2,428,913
        545    Vought Aircraft Industries, Inc., Tranche B,           7.822%        12/22/10              B-             549,205
                Letter of Credit
--------------------------------------------------------------------------------------------------------------------------------
     10,008    Total Aerospace & Defense                                                                              10,072,326
--------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 3.0% (1.9% OF TOTAL INVESTMENTS)
      8,000    Northwest Airlines Inc., Term Loan                     7.850%         7/19/08            BBB-           8,062,504
      1,493    United Air Lines Inc., Delayed Draw Term Loan         11.000%         2/01/12              B+           1,498,896
     10,448    United Air Lines Inc., Term Loan B                     9.120%         2/01/12              B+          10,492,273
--------------------------------------------------------------------------------------------------------------------------------
     19,941    Total Airlines                                                                                         20,053,673
--------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 4.5% (2.8% OF TOTAL INVESTMENTS)
      3,000    Delphi Automotive Systems Corporation, DIP Term        8.125%        12/31/07             Ba2           3,020,625
                Loan
     17,662    Federal-Mogul Corporation, Term Loan A, (6)            7.570%         2/24/04             N/R          17,568,171
      2,000    Federal-Mogul Corporation, Term Loan B, (6)            7.820%         2/24/05             N/R           1,991,250
      6,000    Goodyear Tire & Rubber Company, Second Lien Term       8.140%         4/30/10              B+           6,076,248
                Loan
      1,000    Goodyear Tire & Rubber Company, Term Loan              7.072%         4/30/10              BB           1,008,839
--------------------------------------------------------------------------------------------------------------------------------
     29,662    Total Auto Components                                                                                  29,665,133
--------------------------------------------------------------------------------------------------------------------------------
               BEVERAGES - 0.3% (0.2% OF TOTAL INVESTMENTS)
      2,083    Constellation Brands, Inc., Term Loan                  6.875%         6/05/13              BB           2,098,670
--------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 6.0% (3.7% OF TOTAL INVESTMENTS)
      1,772    Atrium Companies Inc., Term Loan                       8.107%         5/31/12               B           1,748,975
     14,663    Nortek, Inc., Term Loan B                              7.355%         8/27/11               B          14,704,655
      4,423    PP Acquisition Corporation, Term Loan                  8.320%        11/12/11               B           4,456,292
      7,362    Stile Acquisition Corporation, Canadian Term           7.360%         4/05/13             BB-           7,339,184
                Loan
      7,375    Stile Acquisition Corporation, Term Loan B             7.360%         4/05/13             BB-           7,351,687
      3,990    TFS Acquisition, Term Loan                             8.921%         8/11/13              B+           4,019,925
--------------------------------------------------------------------------------------------------------------------------------
     39,585    Total Building Products                                                                                39,620,718
--------------------------------------------------------------------------------------------------------------------------------
               CAPITAL MARKETS - 1.9% (1.2% OF TOTAL INVESTMENTS)
      7,773    Ameritrade Holdings Corporation, Term Loan B           6.820%        12/31/12             Ba1           7,800,228
      4,643    BNY Convergex Group LLC, Term Loan                     8.360%        10/02/13              B+           4,669,700
--------------------------------------------------------------------------------------------------------------------------------
     12,416    Total Capital Markets                                                                                  12,469,928
--------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 9.7% (6.0% OF TOTAL INVESTMENTS)
      7,090    Celanese Holdings, LLC, Term Loan C                    7.114%         4/06/11             N/R           7,139,644
        845    Headwaters Inc., 1st Lien Term Loan                    7.320%         4/30/11             BB-             847,914
     12,190    Hercules Inc., Term Loan B                             6.820%        10/08/10              BB          12,220,324
      4,905    Hexion Specialty Chemicals, Term Loan C1               7.875%         5/05/13               B           4,930,944
      1,065    Hexion Specialty Chemicals, Term Loan C2               7.875%         5/05/13               B           1,071,141
      8,150    Huntsman International LLC, Term Loan                  7.070%         8/16/12             BB-           8,204,081
      3,960    Ineos Group Holdings PLC, Term Loan B                  7.611%        12/06/13              B+           4,011,151
      3,960    Ineos Group Holdings PLC, Term Loan C                  8.111%        12/16/14              B-           4,011,151
        461    JohnsonDiversey Inc., Term Loan                        7.870%        12/16/11              B+             465,728
      1,474    Lucite International, Term Loan B-1                    8.070%         7/07/13              B+           1,489,628
        519    Lucite International, Term Loan B-2, (5)               1.375%         7/07/13              B+               5,677
      6,983    Lyondell Citgo Refining LP, Term Loan                  7.121%         8/16/13              BB           7,040,689
     12,740    Rockwood Specialties Group, Inc., Term Loan E          7.360%         7/30/12              B+          12,835,544
--------------------------------------------------------------------------------------------------------------------------------
     64,342    Total Chemicals                                                                                        64,273,616
--------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 5.2% (3.2% OF TOTAL INVESTMENTS)
      4,278    Allied Waste North America, Inc., Letter of            7.073%         1/15/12             Ba3           4,304,525
                Credit
      9,646    Allied Waste North America, Inc., Term Loan B          7.161%         1/15/12             Ba3           9,696,282
        724    Aramark Corporation, Letter of Credit, WI/DD              TBD             TBD              B+             732,992
     10,276    Aramark Corporation, Term Loan, WI/DD                     TBD             TBD              B+          10,399,695

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES (continued)
 $    1,000    NCO Group Inc., Term Loan                              8.380%         5/15/13              B+      $    1,008,750
      5,500    Williams Scotsman, Inc., Term Loan B                   6.820%         6/28/10              B2           5,500,000
      1,362    Workflow Management, Inc., Term Loan                   9.360%        11/30/11             BB-           1,365,982
      1,810    Xerium Technologies Inc. Term Loan B                   7.864%         5/18/12              B+           1,808,946
--------------------------------------------------------------------------------------------------------------------------------
     34,596    Total Commercial Services & Supplies                                                                   34,817,172
--------------------------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,993    Aspect Software, Term Loan B                           8.375%         7/11/11              B+           3,008,709
      1,995    IPC Acquisition Corporation First Lien Term Loan       7.864%         9/29/13              B+           2,018,275
--------------------------------------------------------------------------------------------------------------------------------
      4,988    Total Communications Equipment                                                                          5,026,984
--------------------------------------------------------------------------------------------------------------------------------
               CONSUMER FINANCE - 0.5% (0.3% OF TOTAL INVESTMENTS)
      3,000    Peach Holdings Inc., Term Loan                         9.120%        11/30/13               B           3,015,000
--------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 5.0% (3.1% OF TOTAL INVESTMENTS)
      1,985    Amscan Holdings Inc., Term Loan B                      8.387%         4/30/12              B+           2,010,743
      1,146    Bluegrass Container Company LLC, Delayed Draw,         7.600%         6/30/13             BB-           1,159,650
                1st Lien
      3,829    Bluegrass Container Company, LLC, Term Loan B          7.603%         6/30/13             BB-           3,875,672
     16,643    Graham Packaging Company, L.P., Term Loan B            7.625%         2/14/10               B          16,801,539
      3,571    Graham Packaging Company, L.P., Term Loan C            9.625%         3/15/12            CCC+           3,615,179
        699    Smurfit-Stone Container Corporation,                   7.572%        11/01/11              B+             705,825
                Deposit-Funded Commitment
      2,762    Smurfit-Stone Container Corporation, Term Loan B       7.625%        11/01/11              B+           2,789,952
      1,684    Smurfit-Stone Container Corporation, Term Loan C       7.625%        11/01/11              B+           1,700,348
        528    Smurfit-Stone Container Corporation, Tranche C-1       7.625%        11/01/11              B+             533,598
--------------------------------------------------------------------------------------------------------------------------------
     32,847    Total Containers & Packaging                                                                           33,192,506
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES - 1.6% (1.0% OF TOTAL INVESTMENTS)
      3,000    Riverdeep Group Limited, Term Loan                     8.096%        12/20/13              B+           3,035,625
      7,500    West Corporation, Term Loan                            8.085%        10/24/13              B+           7,562,111
--------------------------------------------------------------------------------------------------------------------------------
     10,500    Total Diversified Consumer Services                                                                    10,597,736
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)
      3,408    NASDAQ Stock Market, Inc., Term Loan B                 7.070%         4/18/12             Ba3           3,423,543
      1,976    NASDAQ Stock Market, Inc., Term Loan C                 7.071%         4/18/12             Ba3           1,984,548
--------------------------------------------------------------------------------------------------------------------------------
      5,384    Total Diversified Financial Services                                                                    5,408,091
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 7.5% (4.7% OF TOTAL INVESTMENTS)
      6,000    Cequel Communications LLC., Term Loan B                7.610%        11/05/13              B+           6,043,125
      1,000    Choice One Communications, Term Loan B                 9.375%         6/27/12               B           1,015,157
      3,940    Intelsat Corporation, Term Loan                        7.360%         7/01/13              B2           3,987,899
     16,958    Intelsat Corporation, Tranche B-2 Term Loan            7.860%         1/03/14              BB          17,149,442
      6,000    Level 3 Communications Incorporated, Term Loan         8.366%        12/01/11              B-           6,080,625
      1,981    Madison River Capital LLC, Term Loan                   7.610%         7/29/12              B+           1,986,834
      7,980    MetroPCS Inc., Term Loan                               7.875%        11/03/13               B           8,058,376
      5,500    Qwest Corporation, Term Loan B                         6.950%         6/30/10              BB           5,644,947
--------------------------------------------------------------------------------------------------------------------------------
     49,359    Total Diversified Telecommunication Services                                                           49,966,405
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 1.5% (0.9% OF TOTAL INVESTMENTS)
      3,921    EPCO Holdings Inc., Term Loan B                        7.360%         8/18/10             BB-           3,953,524
      6,032    Mueller Group, Inc., Term Loan                         7.363%        10/03/12              B+           6,078,780
--------------------------------------------------------------------------------------------------------------------------------
      9,953    Total Electrical Equipment                                                                             10,032,304
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7% (1.0% OF TOTAL INVESTMENTS)
     10,000    Sanmina-SCI Corporation, Term Loan                     7.875%         7/31/08             BB-          10,042,500
        995    Sensata Technologies B.V., Term Loan                   7.110%         4/27/13              B1             993,321
--------------------------------------------------------------------------------------------------------------------------------
     10,995    Total Electronic Equipment & Instruments                                                               11,035,821
--------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 0.1% (0.1% OF TOTAL INVESTMENTS)
        124    Dresser-Rand Group, Inc., Term Loan                    7.320%        10/29/07             BB-             124,597
        573    Petroleum Geo-Services, Term Loan                      7.610%        12/15/12             BB-             577,678
--------------------------------------------------------------------------------------------------------------------------------
        697    Total Energy Equipment & Services                                                                         702,275
--------------------------------------------------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING - 2.8% (1.8% OF TOTAL INVESTMENTS)
     11,819    Jean Coutu Group, Inc., Term Loan B                    7.875%         7/30/11              B1          11,851,064
      6,948    Supervalu, Term Loan B                                 7.100%         6/02/12              B1           6,986,927
--------------------------------------------------------------------------------------------------------------------------------
     18,767    Total Food & Staples Retailing                                                                         18,837,991
--------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 0.7% (0.5% OF TOTAL INVESTMENTS)
        465    Dole Foods Company Inc., Deposit-Funded                7.374%         4/12/13               B             464,448
                Commitment

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS (continued)
 $    1,039    Dole Foods Company Inc., Term Loan B                   7.546%         4/30/13               B      $    1,037,170
      3,462    Dole Foods Company Inc., Term Loan C                   7.460%         4/30/13              B+           3,457,232
--------------------------------------------------------------------------------------------------------------------------------
      4,966    Total Food Products                                                                                     4,958,850
--------------------------------------------------------------------------------------------------------------------------------
               GAS UTILITIES - 0.2% (0.1% OF TOTAL INVESTMENTS)
      1,000    Energy Transfer Partners LP, Term Loan                 7.100%        11/01/12             Ba2           1,008,571
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 0.5% (0.3% OF TOTAL INVESTMENTS)
      3,424    Kinetic Concepts Inc., Term Loan B-1                   7.120%         8/11/10              BB           3,440,158
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 11.0% (6.9% OF TOTAL INVESTMENTS)
     12,725    Davita Inc., Term Loan B                               7.302%        10/05/12             BB-          12,835,915
      5,930    Fresenius Medical Care AG & Co. KGaA, Term Loan        6.740%        12/01/13             Ba2           5,921,209
     16,000    HCA, Inc., Term Loan                                   8.114%        11/17/13             Ba3          16,163,864
      3,980    HealthSouth Corporation, Term Loan                     8.610%         3/10/13              B2           4,022,538
     13,649    IASIS Healthcare LLC, Term Loan B                      7.570%         6/22/11              B+          13,802,158
      3,950    LifeCare Holdings Inc., Term Loan B                    7.570%         8/01/12               B           3,830,676
      1,010    LifePoint Hospitals Holdings, Inc., Term Loan B        6.945%         4/15/12             BB-           1,009,510
      2,948    Select Medical Corporation, Term Loan                  7.113%         2/24/12              B+           2,943,564
     12,772    Vanguard Health Holding Company, LLC,                  7.614%         9/23/11               B          12,899,367
                Replacement Term Loan
--------------------------------------------------------------------------------------------------------------------------------
     72,964    Total Health Care Providers & Services                                                                 73,428,801
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY - 0.3% (0.2% OF TOTAL INVESTMENTS)
      1,987    Emdeon Business Services Term Loan                     7.870%        11/16/13              B+           1,998,758
--------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 10.9% (6.8% OF TOTAL INVESTMENTS)
      9,374    24 Hour Fitness Worldwide, Inc., Term Loan B           7.865%         6/08/12               B           9,450,190
      3,157    Ameristar Casinos, Inc., Term Loan B                   6.820%        11/10/12             Ba3           3,163,634
      5,850    Boyd Gaming Corporation, Term Loan B                   6.864%         6/30/11              BB           5,866,746
      1,293    Burger King Corporation, Term Loan B                   6.875%         6/30/12             BB-           1,295,900
      4,975    Cedar Fair LP, Term Loan                               7.820%         8/30/12             BB-           5,031,280
        122    CBRL Group, Inc., Term B-2 Delayed Draw, (5)           0.750%         4/27/13              BB                 153
        780    CBRL Group, Inc., Term Loan B-1                        6.869%         4/27/13              BB             782,145
      5,000    Intrawest Corporation, Term Loan                       7.320%        12/31/07             N/R           5,003,125
      7,895    Penn National Gaming, Inc., Term Loan B                7.120%        10/03/12              BB           7,956,730
        981    TDS Investor Corp., Letter of Credit                   7.864%         8/23/13              B+             988,734
      9,994    TDS Investor Corp., Term Loan                          7.864%         8/23/13              B+          10,067,769
      1,970    Trump International, Term Loan B                       7.870%         5/20/12             BB-           1,991,523
      1,970    Trump International, Term Loan B-2 (5)                 7.870%         5/20/12             BB-              21,548
      9,255    Universal City Development Partners, Ltd., Term        7.368%         6/09/11             BB-           9,300,818
                Loan
      1,709    Venetian Casino Resort, LLC, Delayed Term Loan         7.120%         6/15/11             BB-           1,723,373
      8,291    Venetian Casino Resort, LLC, Term Loan                 7.120%         6/15/11             BB-           8,358,357
      2,000    Worldspan LP, Term Loan                                8.583%        12/07/13               B           2,012,501
--------------------------------------------------------------------------------------------------------------------------------
     74,616    Total Hotels, Restaurants & Leisure                                                                    73,014,526
--------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 0.3% (0.2% OF TOTAL INVESTMENTS)
      1,995    Rent-A-Center Inc., Term Loan B                        7.125%         6/30/12             Ba2           2,002,781
--------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 1.8% (1.1% OF TOTAL INVESTMENTS)
      8,735    Prestige Brands, Inc., Term Loan B                     7.710%         4/06/11              B+           8,810,052
      2,820    Solo Cup Company, Term Loan, WI/DD                        TBD             TBD            CCC+           2,868,388
--------------------------------------------------------------------------------------------------------------------------------
     11,555    Total Household Products                                                                               11,678,440
--------------------------------------------------------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.3% OF TOTAL INVESTMENTS)
      1,561    Covanta Energy Corporation, Letter of Credit           7.588%         2/09/14              B+           1,570,732
      1,113    Covanta Energy Corporation, Term Loan B                7.600%         2/09/14              B-           1,119,961
--------------------------------------------------------------------------------------------------------------------------------
      2,674    Total Independent Power Producers & Energy                                                              2,690,693
                Traders
--------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 2.5% (1.6% OF TOTAL INVESTMENTS)
     16,774    Conseco, Inc., Term Loan                               7.320%        10/10/13             BB-          16,868,312
--------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 3.7% (2.3% OF TOTAL INVESTMENTS)
      1,368    Infor Global Solutions, Delayed Draw Term Loan         9.120%         7/28/12               B           1,379,286
      2,622    Infor Global Solutions, Term Loan                      9.120%         7/28/12               B           2,648,876
     20,692    SunGard Data Systems Inc., Term Loan B                 7.875%         2/11/13              B+          20,909,035
--------------------------------------------------------------------------------------------------------------------------------
     24,682    Total IT Services                                                                                      24,937,197
--------------------------------------------------------------------------------------------------------------------------------
               LEISURE EQUIPMENT & PRODUCTS - 1.5% (0.9% OF TOTAL INVESTMENTS)
     10,025    Bombardier Recreational Products, Term Loan            7.900%         6/28/13              B1          10,092,150
--------------------------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 1.1% (0.7% OF TOTAL INVESTMENTS)
 $      933    Navistar International, Synthetic Letter of            7.166%         1/19/12             BB-      $      951,125
                Credit
      2,567    Navistar International, Term Loan                      8.610%         1/31/12             BB-           2,615,595
      4,000    Oshkosh Truck Corporation, Term Loan                   7.350%        12/06/13             Ba3           4,025,894
--------------------------------------------------------------------------------------------------------------------------------
      7,500    Total Machinery                                                                                         7,592,614
--------------------------------------------------------------------------------------------------------------------------------
               MARINE - 0.7% (0.4% OF TOTAL INVESTMENTS)
      4,376    Horizon Lines, LLC, Term Loan B                        7.620%         7/11/11               B           4,399,528
--------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 24.5% (15.3% OF TOTAL INVESTMENTS)
      2,000    American Media Operations, Inc., Term Loan C           8.340%         1/30/13              B-           2,014,167
      4,749    Blockbuster, Inc., Term Loan B                         8.902%         8/20/11              B-           4,782,257
      2,943    Cablevision Systems Corporation, Incremental           7.114%         3/29/13              BB           2,953,684
                Term Loan
     17,000    Century Cable Holdings, LLC, Discretionary Term       10.250%        12/31/09             N/R          16,585,625
                Loan, (6)
      7,000    Century Cable Holdings, LLC, Revolver, (6)             9.250%        10/25/10             N/R           6,813,751
      2,000    Century Cable Holdings, LLC, Term Loan, (6)           10.250%         6/30/09             N/R           1,956,786
     21,798    Charter Communications Inc., Term Loan B               7.985%         4/28/13               B          22,016,566
      4,940    Clear Channel Entertainment, Term Loan B               8.101%         6/20/13              B+           4,949,313
      3,858    Dex Media West, LLC, Term Loan B                       6.861%         3/09/10              BB           3,861,489
      8,000    Idearc Inc., Term Loan                                 7.330%        11/17/14             Ba2           8,069,252
     13,853    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B         8.614%         6/30/12             N/R          13,898,629
     15,960    Neilsen Finance LLC, Term Loan B                       8.125%         8/09/13              B+          16,105,092
      1,214    Nextmedia Operating Group, Delayed Draw Term           7.320%        11/15/12               B           1,213,410
                Loan
      2,736    Nextmedia Operating Inc., First Lien Term Loan         7.320%        11/15/12               B           2,735,109
      4,975    Philadelphia Newspapers, Term Loan                     8.120%         6/29/13             N/R           4,983,291
      6,435    Primedia Inc., Term Loan                               7.570%         9/30/13               B           6,425,615
      2,288    R. H. Donnelley Inc., Term Loan D-2                    6.865%         6/30/11              BB           2,286,919
     12,335    Regal Cinemas Corporation, Term Loan                   7.114%        10/27/13             BB-          12,368,345
        983    Spanish Broadcasting System Inc., Term Loan B          7.120%         6/10/12               B             984,547
      3,500    UPC Broadband Holding BV, Term Loan J2                 7.370%         3/29/13               B           3,518,097
      3,500    UPC Broadband Holding BV, Term Loan K2                 7.370%        12/31/13               B           3,518,097
     15,383    WMG Acquisition Corp., Term Loan                       7.370%         2/28/11             BB-          15,481,726
      6,025    Yell Group, Term Loan                                  7.320%        10/26/12             Ba3           6,082,111
--------------------------------------------------------------------------------------------------------------------------------
    163,475    Total Media                                                                                           163,603,878
--------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 0.9% (0.5% OF TOTAL INVESTMENTS)
      2,775    Amsted Industries Incorporated, Delayed Term           0.500%         4/05/11             BB-             (41,622)
                Loan, (5) (7)
      3,832    Amsted Industries Incorporated, Term Loan B            7.361%         4/05/13             BB-           3,846,605
      1,984    John Maneely Company, Term Loan                        8.618%        12/08/13              B3           1,989,893
--------------------------------------------------------------------------------------------------------------------------------
      8,591    Total Metals & Mining                                                                                   5,794,876
--------------------------------------------------------------------------------------------------------------------------------
               MULTILINE RETAIL - 1.3% (0.8% OF TOTAL INVESTMENTS)
      8,608    Neiman Marcus Group Inc., Term Loan                    7.602%         4/06/13              B+           8,708,127
--------------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES - 2.0% (1.2% OF TOTAL INVESTMENTS)
      3,814    NRG Energy Inc., Credit-Linked Deposit                 7.364%         2/01/13             BB-           3,851,024
      9,322    NRG Energy Inc., Term Loan                             7.364%         2/01/13             BB-           9,414,375
--------------------------------------------------------------------------------------------------------------------------------
     13,136    Total Multi-Utilities                                                                                  13,265,399
--------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 0.8% (0.5% OF TOTAL INVESTMENTS)
        301    Coffeyville Resources LLC, Letter of Credit            8.360%        12/28/10              B2             302,602
      1,553    Coffeyville Resources LLC, Term Loan                   8.360%        12/31/13              B2           1,564,737
      1,165    El Paso Corporation, Letter of Credit                  7.320%         7/31/11              B+           1,172,066
        484    Targa Resources Inc., Synthetic Letter of Credit       7.489%        10/31/12              B+             487,575
      1,991    Targa Resources Inc., Term Loan B                      7.613%        10/31/12              B+           2,006,170
--------------------------------------------------------------------------------------------------------------------------------
      5,494    Total Oil, Gas & Consumable Fuels                                                                       5,533,150
--------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 3.6% (2.2% OF TOTAL INVESTMENTS)
      3,997    Boise Cascade Corporation, Term Loan D                 7.108%         3/29/11              BB           4,021,398
     11,880    Georgia-Pacific Corporation, Term Loan B               7.355%        12/23/10             BB-          11,998,800
      4,675    Georgia-Pacific Corporation, Term Loan B-2             7.114%        12/31/13             BB-           4,707,380
      2,091    NewPage Corporation, Term Loan B                       7.656%         5/02/11              B+           2,117,314
      1,000    White Birch Paper Company, Second Lien Term Loan      12.870%         4/08/13            CCC+           1,015,834
--------------------------------------------------------------------------------------------------------------------------------
     23,643    Total Paper & Forest Products                                                                          23,860,726
--------------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,734    Stiefel Laboratories Inc, Delayed Term Loan (5)        2.250%        12/15/13             Ba3              19,502
      2,266    Stiefel Laboratories Inc, Term Loan                    7.610%        12/15/13             Ba3           2,291,950
        407    Warner Chilcott Corporation, Dovonex Delayed           7.364%         1/18/12              B+             409,499
                Draw Term Commitment
      1,884    Warner Chilcott Corporation, Tranche B                 7.367%         1/18/12              B+           1,894,936

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (continued)
 $      517    Warner Chilcott Corporation, Tranche C                 7.364%         1/18/12              B+      $      520,254
--------------------------------------------------------------------------------------------------------------------------------
      6,808    Total Pharmaceuticals                                                                                   5,136,141
--------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.9% (2.4% OF TOTAL INVESTMENTS)
      9,303    Capital Automotive LP., Term Loan                      7.080%        12/16/10             BB+           9,384,673
        134    Lion Gables, Term Loan                                 7.070%         3/30/07             Ba2             134,529
     16,000    LNR Property Corporation, Term Loan B                  8.120%         7/12/11              B2          16,111,432
--------------------------------------------------------------------------------------------------------------------------------
     25,437    Total Real Estate Management & Development                                                             25,630,634
--------------------------------------------------------------------------------------------------------------------------------
               ROAD & RAIL - 0.9% (0.6% OF TOTAL INVESTMENTS)
        667    Hertz Corporation, Synthetic Term Loan                 5.365%        12/21/12             BB+             672,135
      5,284    Hertz Corporation, Term Loan B                         7.347%        12/21/12              BB           5,326,859
--------------------------------------------------------------------------------------------------------------------------------
      5,951    Total Road & Rail                                                                                       5,998,994
--------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 2.4% (1.5% OF TOTAL INVESTMENTS)
     11,524    Advanced Micro Devices, Term Loan B                    7.620%        12/31/13             BB-          11,637,701
      3,000    Freescale Semiconductor, Term Loan                     7.369%        12/01/13              BB           3,022,500
      1,000    Spansion Inc., Term Loan                               8.375%        11/03/12              B+           1,005,625
--------------------------------------------------------------------------------------------------------------------------------
     15,524    Total Semiconductors & Equipment                                                                       15,665,826
--------------------------------------------------------------------------------------------------------------------------------
               SOFTWARE - 2.7% (1.7% OF TOTAL INVESTMENTS)
     11,970    Dealer Computer Service, Term Loan                     7.845%        10/26/12             BB-          12,081,153
      6,000    Dealer Computer Service, Term Loan, 2nd Lien          10.845%        10/26/13              B3           6,119,064
--------------------------------------------------------------------------------------------------------------------------------
     17,970    Total Software                                                                                         18,200,217
--------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 6.2% (3.9% OF TOTAL INVESTMENTS)
        983    Burlington Coat Factory Warehouse Corporation,         7.620%         5/28/13               B             976,223
                Term Loan
      5,985    CSK Automotive Corporation, Term Loan                  8.375%         6/30/12              B+           6,078,516
      1,404    J Crew Operating Corporation, Term Loan                7.153%         5/15/13              B+           1,406,433
     12,697    Michaels Stores Inc., Term Loan                        8.125%        10/31/13              B-          12,815,061
      5,985    Sally Beauty, Term Loan                                7.870%        11/16/11              B2           6,042,980
     11,000    TRU 2005 RE Holding Co. 1, Term Loan                   8.326%        12/09/08             N/R          11,111,722
      3,000    Toys "R" Us, Inc., Term Loan B                         9.625%         7/19/12               B           3,098,532
--------------------------------------------------------------------------------------------------------------------------------
     41,054    Total Specialty Retail                                                                                 41,529,467
--------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.5% (0.9% OF TOTAL INVESTMENTS)
      3,704    HanesBrands Inc., Term Loan                            7.607%         9/15/13             BB-           3,753,601
      2,000    HanesBrands Inc., Term Loan, 2nd Lien                  9.110%         3/05/14              B-           2,062,188
      4,111    Visant Holding Corporation, Term Loan C                7.122%         7/29/10              B+           4,142,694
--------------------------------------------------------------------------------------------------------------------------------
      9,815    Total Textiles, Apparel & Luxury Goods                                                                  9,958,483
--------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 1.3% (0.8% OF TOTAL INVESTMENTS)
      2,000    Ashtead Group Public Limited Company, Term Loan        7.570%         8/31/11              B3           2,000,000
                B
        393    Brenntag Holdings, Acquisition Facility                7.887%         1/20/14               B             395,182
      1,607    Brenntag Holdings, Term Loan B2                        7.887%         1/20/14               B           1,626,108
      1,219    United Rentals Inc., Credit Linked Deposit             5.220%         2/13/11             BB-           1,232,262
      3,138    United Rentals Inc., Delayed Draw Term Loan B          7.320%         2/14/11             BB-           3,172,624
--------------------------------------------------------------------------------------------------------------------------------
      8,357    Total Trading Companies & Distributors                                                                  8,426,176
--------------------------------------------------------------------------------------------------------------------------------
 $  951,524    TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST                                                       950,309,822
                $942,871,585)
================================================================================================================================
  PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                       COUPON          MATURITY     RATINGS (4)             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 11.9% (7.4% OF TOTAL INVESTMENTS)
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)
 $    5,000    Qwest Corporation, Floating Rate Note, 3.250%          8.610%         6/15/13              BB      $    5,475,000
                plus three-month LIBOR
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4% (1.5% OF TOTAL INVESTMENTS)
     16,000    NXP BV, Floating Rate Note, 2.750% plus                8.110%        10/15/13             BB+          16,380,000
                three-month LIBOR, 144A
--------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)
      5,000    Williams Companies Inc., Floating Rate Note,           7.360%        10/01/10             Ba2           5,150,000
                2.000% plus three-month LIBOR, 144A
--------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,528    Dole Foods Company                                     8.625%         5/01/09              B-           1,535,640
      1,780    Dole Foods Company                                     8.875%         3/15/11              B-           1,780,000
--------------------------------------------------------------------------------------------------------------------------------
      3,308    Total Food Products                                                                                     3,315,640
--------------------------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON       MATURITY    RATINGS (4)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 2.7% (1.7% OF TOTAL INVESTMENTS)
 $    9,505    Aztar Corporation                                      9.000%        8/15/11           Ba3      $    9,932,725
      7,900    Mohegan Tribal Gaming Authority                        8.000%        4/01/12           Ba2           8,245,625
-----------------------------------------------------------------------------------------------------------------------------
     17,405    Total Hotels, Restaurants & Leisure                                                                 18,178,350
-----------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 0.3% (0.2% OF TOTAL INVESTMENTS)
      2,000    K. Hovnanian Enterprises Inc.                         10.500%       10/01/07           Ba1           2,067,500
-----------------------------------------------------------------------------------------------------------------------------
               MEDIA - 1.6% (1.0% OF TOTAL INVESTMENTS)
     10,000    Cablevision Systems Corporation, Floating Rate         9.900%        4/01/09            B+          10,650,000
                Note, 4.500% plus six-month LIBOR, Series B
-----------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.7% (0.4% OF TOTAL INVESTMENTS)
        500    Verso Paper Holdings LLC., 144A                        9.125%        8/01/14            B+             527,500
      4,000    Verso Paper Holdings LLC., Floating Rate Note,         9.110%        8/01/14            B+           4,120,000
                3.750% plus three-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
      4,500    Total Paper & Forest Products                                                                        4,647,500
-----------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUST - 0.6% (0.4% OF TOTAL INVESTMENTS)
      4,000    Felcor Lodging Trust Inc., Floating Rate Note,         7.275%       12/01/11           Ba3           4,050,000
                1.875% plus six-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 1.1% (0.7% OF TOTAL INVESTMENTS)
      7,000    Avago Technologies Finance Pte. Ltd., Floating        10.860%        6/01/13             B           7,341,250
                Rate Note, 5.500% plus three-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.2% (0.1% OF TOTAL INVESTMENTS)
      1,000    HanesBrands Inc., Floating Rate Note, 3.375%           8.775%       12/15/14            B2           1,032,500
                plus six-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.2% (0.1% OF TOTAL INVESTMENTS)
      1,000    Dobson Communications Corporation, Floating Rate       9.610%       10/15/12           CCC           1,030,000
                Note, 4.250% plus three-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------
 $   76,213    TOTAL CORPORATE BONDS (COST $78,104,133)                                                            79,317,740
=============================================================================================================================
     SHARES    DESCRIPTION (1)                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
               INVESTMENT COMPANIES - 0.2% (0.1% OF TOTAL INVESTMENTS)
     74,200    Eaton Vance Floating-Rate Income Trust Fund                                                     $    1,407,574
-----------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENT COMPANIES (COST $1,260,676)                                                         1,407,574
               ==============================================================================================================
     SHARES    DESCRIPTION (1)                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
               WARRANTS - 0.1% (0.0% OF TOTAL INVESTMENTS)
     36,521    Reliant Energy Inc.                                                                             $      337,819
-----------------------------------------------------------------------------------------------------------------------------
               TOTAL WARRANTS (COST $257,912)                                                                         337,819
               ==============================================================================================================
  PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                       COUPON       MATURITY                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 5.8% (3.6% OF TOTAL INVESTMENTS)
 $   38,918    Repurchase Agreement with Fixed Income Clearing        5.000%        2/01/07                    $   38,917,760
                Corporation, dated 1/31/07, repurchase price
                $38,923,165, collateralized by $40,715,000,
                U.S. Treasury Notes, 3.375%, due 9/15/09, value
                $39,697,125
 ==========    --------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $38,917,760)                                                     38,917,760
               ==============================================================================================================
               TOTAL INVESTMENTS (COST $1,061,412,066) - 160.8%                                                 1,070,290,715
               ==============================================================================================================
               OTHER ASSETS LESS LIABILITIES - (0.7)%                                                              (4,723,668)
               ==============================================================================================================
               PREFERRED SHARES, AT LIQUIDATION                                                                  (400,000,000)
                VALUE -- (60.1)%
               ==============================================================================================================
               NET ASSETS APPLICABLE TO COMMON SHARES -- 100%                                                  $  665,567,047
               ==============================================================================================================

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
                 Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
        (3)      Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
        (4)      Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
                 Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (5)      Portion of position represents an unfunded Senior Loan commitment outstanding at January
                 31, 2007.
        (6)      At or subsequent to January 31, 2007, this issue was under the protection of the Federal
                 Bankruptcy Court.
        (7)      Negative value represents unrealized depreciation on Senior Loan commitment at January 31,
                 2007.
        N/R      Not rated.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
        TBD      Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

                                 See accompanying notes to financial statements.

Nuveen Floating Rate Income Opportunity Fund (JRO)

Portfolio of
        INVESTMENTS January 31, 2007 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS - 135.5% (85.3% OF TOTAL INVESTMENTS) (2)
               AEROSPACE & DEFENSE - 2.3% (1.4% OF TOTAL INVESTMENTS)
 $    8,104    K&F Industries, Inc., Term Loan C                      7.320%        11/18/12              B+      $    8,143,423
      1,000    Transdigm Inc., Term Loan B                            7.366%         6/23/13              B+           1,006,875
--------------------------------------------------------------------------------------------------------------------------------
      9,104    Total Aerospace & Defense                                                                               9,150,298
--------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 3.5% (2.2% OF TOTAL INVESTMENTS)
      5,000    Northwest Airlines Inc., Term Loan                     7.850%         7/19/08            BBB-           5,039,065
      1,119    United Air Lines Inc., Delayed Draw Term Loan         11.000%         2/01/12              B+           1,124,172
      7,836    United Air Lines Inc., Term Loan B                     9.120%         2/01/12              B+           7,869,205
--------------------------------------------------------------------------------------------------------------------------------
     13,955    Total Airlines                                                                                         14,032,442
--------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 3.5% (2.2% OF TOTAL INVESTMENTS)
      1,649    Accuride Corporation, Term Loan B                      7.375%         1/31/12              B+           1,655,552
      5,485    Federal-Mogul Corporation, Revolver, (5) (6)           6.851%         2/05/05             N/R           5,206,820
      4,000    Goodyear Tire & Rubber Company, Second Lien Term       8.140%         4/30/10              B+           4,050,832
                Loan
      1,000    Goodyear Tire & Rubber Company, Term Loan              7.072%         4/30/10              BB           1,008,839
      1,994    Lear Corporation, Term Loan                            7.866%         4/25/12              B2           2,016,847
--------------------------------------------------------------------------------------------------------------------------------
     14,128    Total Auto Components                                                                                  13,938,890
--------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 5.2% (3.3% OF TOTAL INVESTMENTS)
      1,772    Atrium Companies Inc., Term Loan                       8.107%         5/31/12               B           1,748,975
      9,775    Nortek, Inc., Term Loan B                              7.355%         8/27/11               B           9,803,103
        500    Ply Gem Industries Inc., Term Loan                    11.070%        11/05/11              B3             513,750
      2,945    Stile Acquisition Corporation, Canadian Term           7.360%         4/05/13             BB-           2,935,674
                Loan
      2,950    Stile Acquisition Corporation, Term Loan B             7.360%         4/05/13             BB-           2,940,675
      2,993    TFS Acquisition, Term Loan                             8.921%         8/11/13              B+           3,014,944
--------------------------------------------------------------------------------------------------------------------------------
     20,935    Total Building Products                                                                                20,957,121
--------------------------------------------------------------------------------------------------------------------------------
               CAPITAL MARKETS - 1.4% (0.9% OF TOTAL INVESTMENTS)
      2,665    Ameritrade Holdings Corporation, Term Loan B           6.820%        12/31/12             Ba1           2,674,735
      2,786    BNY Convergex Group LLC, Term Loan                     8.360%        10/02/13              B+           2,801,820
--------------------------------------------------------------------------------------------------------------------------------
      5,451    Total Capital Markets                                                                                   5,476,555
--------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 6.2% (3.9% OF TOTAL INVESTMENTS)
      4,105    Celanese Holdings, LLC, Term Loan C                    7.114%         4/06/11             N/R           4,133,478
        845    Headwaters Inc., 1st Lien Term Loan                    7.320%         4/30/11             BB-             847,914
      2,452    Hexion Specialty Chemicals, Term Loan C1               7.875%         5/05/13               B           2,465,472
        533    Hexion Specialty Chemicals, Term Loan C2               7.875%         5/05/13               B             535,571
      5,349    Huntsman International LLC, Term Loan                  7.070%         8/16/12             BB-           5,384,155
      1,272    JohnsonDiversey Inc., Term Loan                        7.870%        12/16/10              B+           1,283,191
      1,474    Lucite International, Term Loan B                      8.070%         7/07/13              B+           1,489,628
        519    Lucite International, Term Loan B-2, (5)               1.375%         7/07/13              B+               5,677
        998    Lyondell Citgo Refining LP, Term Loan                  7.121%         8/16/13              BB           1,005,813
      7,840    Rockwood Specialties Group, Inc., Term Loan E          7.360%         7/30/12              B+           7,898,796
--------------------------------------------------------------------------------------------------------------------------------
     25,387    Total Chemicals                                                                                        25,049,695
--------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 3.0% (1.9% OF TOTAL INVESTMENTS)
      2,784    Allied Waste North America, Inc., Letter of            7.073%         1/15/12             Ba3           2,801,157
                Credit
      6,277    Allied Waste North America, Inc., Term Loan B          7.161%         1/15/12             Ba3           6,309,772
        995    Cenveo Inc., Term Loan B                               7.365%         6/21/13             BB-             998,731
      1,000    NCO Group Inc., Term Loan                              8.380%         5/15/13              B+           1,008,750
      1,021    Workflow Management, Inc., Term Loan                   9.360%        11/30/11             BB-           1,024,487
--------------------------------------------------------------------------------------------------------------------------------
     12,077    Total Commercial Services & Supplies                                                                   12,142,897
--------------------------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT - 0.7% (0.5% OF TOTAL INVESTMENTS)
      2,993    Aspect Software, Term Loan B                           8.375%         7/11/11              B+           3,008,709
--------------------------------------------------------------------------------------------------------------------------------
               CONSUMER FINANCE - 0.5% (0.3% OF TOTAL INVESTMENTS)
      2,000    Peach Holdings Inc., Term Loan                         9.120%        11/30/13               B           2,010,000
--------------------------------------------------------------------------------------------------------------------------------

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 6.8% (4.3% OF TOTAL INVESTMENTS)
 $      993    Amscan Holdings Inc., Term Loan B                      8.387%         4/30/12              B+      $    1,005,372
        687    Bluegrass Container Company, LLC, Delayed Draw,        7.600%         6/30/13             BB-             695,790
                1st Lien
        970    Bluegrass Container Company, LLC, Delayed Draw,       10.320%         5/28/13              B-             986,788
                2nd Lien
      2,294    Bluegrass Container Company, LLC, Term Loan B          7.603%         6/30/13             BB-           2,325,403
      3,030    Bluegrass Container Company, LLC, Term Loan, 2nd      10.326%        12/31/13             BB-           3,083,712
                Lien
     12,740    Graham Packaging Company, L.P., Term Loan B            7.625%         2/14/10               B          12,861,712
      1,429    Graham Packaging Company, L.P., Term Loan C            9.625%         3/15/12            CCC+           1,446,071
        611    Smurfit-Stone Container Corporation,                   7.572%        11/01/11              B+             617,597
                Deposit-Funded Commitment
      2,416    Smurfit-Stone Container Corporation, Term Loan B       7.625%        11/01/11              B+           2,441,208
      1,473    Smurfit-Stone Container Corporation, Term Loan C       7.625%        11/01/11              B+           1,487,804
        462    Smurfit-Stone Container Corporation, Tranche C-1       7.625%        11/01/11              B+             466,898
--------------------------------------------------------------------------------------------------------------------------------
     27,105    Total Containers & Packaging                                                                           27,418,355
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)
      3,000    West Corporation, Term Loan                            8.085%        10/24/13              B+           3,024,845
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 9.7% (6.1% OF TOTAL INVESTMENTS)
      8,000    Cequel Communications LLC., Term Loan B                7.610%        11/05/13              B+           8,057,500
      1,000    Choice One Communications, Term Loan B                 9.375%         6/27/12               B           1,015,157
      1,970    Intelsat Corporation, Term Loan                        7.360%         7/01/13              B2           1,993,950
     10,973    Intelsat Corporation, Tranche B-2 Term Loan            7.860%         1/03/14              BB          11,096,698
      2,000    Intelsat Corporation, Unsecured Term Loan, WI/DD          TBD             TBD              BB           2,016,000
      6,500    Iowa Telecommunications Services, Inc., Term           7.115%        11/23/11             BB-           6,536,563
                Loan B
      4,000    Level 3 Communications Incorporated, Term Loan         8.366%        12/01/11              B-           4,053,750
      3,990    MetroPCS Inc., Term Loan                               7.875%        11/03/13               B           4,029,188
--------------------------------------------------------------------------------------------------------------------------------
     38,433    Total Diversified Telecommunication Services                                                           38,798,806
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 0.6% (0.4% OF TOTAL INVESTMENTS)
      2,164    Murray Energy Corporation, Term Loan C                13.875%         1/28/11             N/R           2,250,560
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.4% (0.2% OF TOTAL INVESTMENTS)
      1,500    Generac Inc., Term Loan                                7.860%        11/10/13             N/R           1,505,625
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,990    Sensata Technologies B.V., Term Loan                   7.110%         4/27/13              B1           1,986,643
--------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 0.2% (0.1% OF TOTAL INVESTMENTS)
        350    Dresser-Rand Group, Inc., Term Loan                    7.320%        10/29/07             BB-             353,025
        287    Petroleum Geo-Services, Term Loan                      7.610%        12/15/12             BB-             288,839
--------------------------------------------------------------------------------------------------------------------------------
        637    Total Energy Equipment & Services                                                                         641,864
--------------------------------------------------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING - 2.1% (1.3% OF TOTAL INVESTMENTS)
      8,258    Jean Coutu Group, Inc., Term Loan B                    7.875%         7/30/11              B1           8,280,777
--------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 1.7% (1.1% OF TOTAL INVESTMENTS)
        651    Dole Foods Company Inc., Deposit-Funded                7.374%         4/12/13               B             650,227
                Commitment
      1,454    Dole Foods Company Inc., Term Loan B                   7.546%         4/30/13               B           1,452,038
      4,847    Dole Foods Company Inc., Term Loan C                   7.460%         4/30/13              B+           4,840,124
--------------------------------------------------------------------------------------------------------------------------------
      6,952    Total Food Products                                                                                     6,942,389
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 0.4% (0.3% OF TOTAL INVESTMENTS)
      1,634    Kinetic Concepts Inc., Term Loan B-1                   7.120%         8/11/10              BB           1,641,406
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 13.0% (8.3% OF TOTAL INVESTMENTS)
      7,165    Community Health Systems, Inc., Term Loan              7.120%         8/19/11             BB-           7,186,561
      5,006    Davita Inc., Term Loan B                               7.302%        10/05/12             BB-           5,049,360
      5,955    Fresenius Medical Care AG & Co. KGaA, Term Loan        6.740%        12/01/13             Ba2           5,946,109
      9,000    HCA, Inc., Term Loan                                   8.114%        11/17/13             Ba3           9,092,174
      3,980    HealthSouth Corporation, Term Loan                     8.610%         3/10/13              B2           4,022,538
      5,363    IASIS Healthcare LLC, Term Loan B                      7.570%         6/22/11              B+           5,422,828
      1,010    LifePoint Hospitals Holdings, Inc., Term Loan B        6.945%         4/15/12             BB-           1,009,510
     14,710    Vanguard Health Holding Company, LLC,                  7.614%         9/23/11               B          14,856,839
                Replacement Term Loan
--------------------------------------------------------------------------------------------------------------------------------
     52,189    Total Health Care Providers & Services                                                                 52,585,919
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,987    Emdeon Business Services, Term Loan                    7.870%        11/16/13              B+           1,998,758
--------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 8.4% (5.3% OF TOTAL INVESTMENTS)
      3,972    24 Hour Fitness Worldwide, Inc., Term Loan B           7.865%         6/08/12               B           4,004,764
      2,985    Cedar Fair LP, Term Loan                               7.820%         8/30/12             BB-           3,018,768
        488    CBRL Group, Inc., Term B-2 Delayed Draw, (5)           0.750%         4/27/13              BB                 610

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE (continued)
 $    3,120    CBRL Group, Inc., Term Loan B-1                        6.869%         4/27/13              BB      $    3,128,579
      4,000    Intrawest Corporation, Term Loan                       7.320%        12/31/07             N/R           4,002,500
      1,975    Penn National Gaming, Inc., Term Loan B                7.120%        10/03/12              BB           1,990,430
      7,268    TDS Investor Corp., Term Loan                          7.864%         8/23/13              B+           7,322,014
        714    TDS Investor Corp., Letter of Credit                   7.864%         8/23/13              B+             719,080
      6,218    Venetian Casino Resort, LLC, Term Loan                 7.120%         6/15/11             BB-           6,268,768
      1,282    Venetian Casino Resort, LLC, Term Loan B               7.120%         6/15/11             BB-           1,292,529
      2,000    Worldspan LP, Term Loan                                8.583%        12/07/13               B           2,012,501
--------------------------------------------------------------------------------------------------------------------------------
     34,022    Total Hotels, Restaurants & Leisure                                                                    33,760,543
--------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.9% (1.2% OF TOTAL INVESTMENTS)
      7,488    Jarden Corporation, Term Loan                          7.364%         1/24/12              B+           7,514,813
--------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 2.5% (1.5% OF TOTAL INVESTMENTS)
      9,749    Prestige Brands, Inc., Term Loan B                     7.710%         4/06/11              B+           9,832,648
--------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 1.6% (1.0% OF TOTAL INVESTMENTS)
      1,000    Affirmative Insurance Holdings Inc., Term Loan,           TBD             TBD               B           1,005,000
                WI/DD
      5,434    Conseco, Inc., Term Loan                               7.320%        10/10/13             BB-           5,465,038
--------------------------------------------------------------------------------------------------------------------------------
      6,434    Total Insurance                                                                                         6,470,038
--------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 2.7% (1.7% OF TOTAL INVESTMENTS)
        342    Infor Global Solutions, Delayed Draw Term Loan         9.120%         7/28/12               B             344,822
        656    Infor Global Solutions, Term Loan                      9.120%         7/28/12               B             662,219
      9,850    SunGard Data Systems Inc., Term Loan B                 7.875%         2/11/13              B+           9,953,120
--------------------------------------------------------------------------------------------------------------------------------
     10,848    Total IT Services                                                                                      10,960,161
--------------------------------------------------------------------------------------------------------------------------------
               LEISURE EQUIPMENT & PRODUCTS - 1.4% (0.9% OF TOTAL INVESTMENTS)
      5,468    Bombardier Recreational Products, Term Loan            7.900%         6/28/13              B1           5,504,809
--------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 1.3% (0.8% OF TOTAL INVESTMENTS)
        578    Navistar International, Synthetic Letter of            7.166%         1/19/12             BB-             588,792
                Credit
      1,589    Navistar International, Term Loan                      8.610%         1/31/12             BB-           1,619,178
      2,000    Oshkosh Truck Corporation, Term Loan                   7.350%        12/06/13             Ba3           2,012,947
        967    Rexnord Corporation, Term Loan                         7.875%         7/19/13              B+             971,041
--------------------------------------------------------------------------------------------------------------------------------
      5,134    Total Machinery                                                                                         5,191,958
--------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 24.1% (15.3% OF TOTAL INVESTMENTS)
      1,980    AMC Entertainment Inc., Term Loan                      7.445%         1/26/13              B+           2,000,470
      2,500    American Lawyer Media, Inc., Second Lien Term         11.114%         3/07/11             CCC           2,508,334
                Loan
        861    Blockbuster, Inc., Term Loan A                         8.664%         8/20/09              B-             863,265
      2,937    Blockbuster, Inc., Term Loan B                         8.902%         8/20/11              B-           2,957,896
      9,000    Century Cable Holdings, LLC, Revolver (6)              9.250%        10/25/10             N/R           8,760,537
      7,500    Century Cable Holdings, LLC, Term Loan B (6)          10.250%        12/31/09             N/R           7,317,188
     10,953    Charter Communications Inc., Term Loan B               7.985%         4/28/13               B          11,062,450
      4,950    Clear Channel Entertainment, Term Loan B               8.101%         6/20/13              B+           4,959,281
        995    Cumulus Media Inc, Term Loan                           7.333%         6/07/13               B           1,001,322
      2,000    HIT Entertainment Inc., Second Lien Term Loan         10.860%         2/26/13            CCC+           2,026,876
      3,940    HIT Entertainment Inc., Term Loan B                    7.600%         3/20/12               B           3,975,706
      5,000    Idearc Inc., Term Loan                                 7.330%        11/17/14             Ba2           5,043,283
      3,965    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B         8.614%         6/30/12             N/R           3,978,176
      8,978    Neilsen Finance LLC, Term Loan B                       8.125%         8/09/13              B+           9,059,114
      3,000    NextMedia Operating Inc., Second Lien Term Loan        9.850%        11/15/12            CCC+           3,032,813
      3,000    Philadelphia Newspapers, Mezzanine Term Loan          16.000%         6/29/12             N/R           2,985,000
      8,565    R. H. Donnelley Inc., Term Loan D-2                    6.865%         6/30/11              BB           8,562,440
      3,901    Regal Cinemas Corporation, Term Loan                   7.114%        10/27/13             BB-           3,911,059
      2,000    UPC Broadband Holding BV, Term Loan J2                 7.370%         3/29/13               B           2,010,341
      2,000    UPC Broadband Holding BV, Term Loan K2                 7.370%        12/31/13               B           2,010,341
      4,853    WMG Acquisition Corp., Term Loan                       7.370%         2/28/11             BB-           4,884,401
      4,025    Yell Group, Term Loan                                  7.320%        10/26/12             Ba3           4,063,153
--------------------------------------------------------------------------------------------------------------------------------
     96,903    Total Media                                                                                            96,973,446
--------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 0.9% (0.5% OF TOTAL INVESTMENTS)
      2,541    Amsted Industries Incorporated, Delayed Term           0.500%         4/05/11             BB-             (38,110)
                Loan, (5) (7)
      3,509    Amsted Industries Incorporated, Term Loan B            7.361%         4/05/13             BB-           3,522,027
--------------------------------------------------------------------------------------------------------------------------------
      6,050    Total Metals & Mining                                                                                   3,483,917
--------------------------------------------------------------------------------------------------------------------------------

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (3)    RATINGS (4)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES - 2.0% (1.3% OF TOTAL INVESTMENTS)
 $    5,737    NRG Energy Inc., Credit-Linked Deposit                 7.364%         2/01/13             BB-      $    5,793,461
      2,365    NRG Energy Inc., Term Loan                             7.364%         2/01/13             BB-           2,388,504
--------------------------------------------------------------------------------------------------------------------------------
      8,102    Total Multi-Utilities                                                                                   8,181,965
--------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 1.0% (0.6% OF TOTAL INVESTMENTS)
        301    Coffeyville Resources LLC, Letter of Credit            8.360%        12/28/10              B2             302,602
      1,553    Coffeyville Resources LLC, Term Loan                   8.360%        12/31/13              B2           1,564,737
      2,000    El Paso Corporation, Letter of Credit                  7.320%         7/31/11              B+           2,011,719
--------------------------------------------------------------------------------------------------------------------------------
      3,854    Total Oil, Gas & Consumable Fuels                                                                       3,879,058
--------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 3.9% (2.5% OF TOTAL INVESTMENTS)
      3,486    Boise Cascade Corporation, Term Loan D                 7.108%         3/29/11              BB           3,506,719
      7,920    Georgia-Pacific Corporation, Term Loan B               7.355%        12/23/10             BB-           7,999,200
      3,117    Georgia-Pacific Corporation, Term Loan B-2             7.114%        12/31/13             BB-           3,138,254
      1,000    White Birch Paper Company, Second Lien Term Loan      12.870%         4/08/13            CCC+           1,015,834
--------------------------------------------------------------------------------------------------------------------------------
     15,523    Total Paper & Forest Products                                                                          15,660,007
--------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.5% (2.8% OF TOTAL INVESTMENTS)
      4,563    Capital Automotive LP., Term Loan                      7.080%        12/16/10             BB+           4,603,123
      9,500    LNR Property Corporation, Term Loan B                  8.120%         7/12/11              B2           9,566,163
      2,000    Promontory Club, Second Lien Term Loan                11.820%         8/31/11             N/R           1,933,333
      1,960    Promontory Club, Term Loan B                           8.070%         8/31/10             N/R           1,956,779
--------------------------------------------------------------------------------------------------------------------------------
     18,023    Total Real Estate Management & Development                                                             18,059,398
--------------------------------------------------------------------------------------------------------------------------------
               ROAD & RAIL - 1.0% (0.6% OF TOTAL INVESTMENTS)
        444    Hertz Corporation, Synthetic Term Loan                 5.365%        12/21/12             BB+             448,090
      3,522    Hertz Corporation, Term Loan B                         7.347%        12/21/12              BB           3,551,240
--------------------------------------------------------------------------------------------------------------------------------
      3,966    Total Road & Rail                                                                                       3,999,330
--------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 2.3% (1.4% OF TOTAL INVESTMENTS)
      7,092    Advanced Micro Devices, Term Loan B                    7.620%        12/31/13             BB-           7,161,662
      2,000    Freescale Semiconductor, Term Loan                     7.369%        12/01/13              BB           2,015,000
--------------------------------------------------------------------------------------------------------------------------------
      9,092    Total Semiconductors & Equipment                                                                        9,176,662
--------------------------------------------------------------------------------------------------------------------------------
               SOFTWARE - 2.8% (1.7% OF TOTAL INVESTMENTS)
      6,983    Dealer Computer Service, Term Loan                     7.845%        10/26/12             BB-           7,047,339
      4,000    Dealer Computer Service, Term Loan, 2nd Lien          10.845%        10/26/13              B3           4,079,376
--------------------------------------------------------------------------------------------------------------------------------
     10,983    Total Software                                                                                         11,126,715
--------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 6.0% (3.8% OF TOTAL INVESTMENTS)
        983    Burlington Coat Factory Warehouse Corporation,         7.620%         5/28/13               B             976,223
                Term Loan
      4,000    FGX International Inc., Term Loan B                    9.361%        12/09/12               B           3,990,000
      6,837    Michaels Stores Inc., Term Loan                        8.125%        10/31/13              B-           6,900,417
      1,995    Sally Beauty, Term Loan                                7.870%        11/16/11              B2           2,014,327
      7,000    TRU 2005 RE Holding Co. 1, Term Loan                   8.326%        12/09/08             N/R           7,071,096
      3,000    Toys "R" Us, Inc., Term Loan B                         9.625%         7/19/12             Ba3           3,098,532
--------------------------------------------------------------------------------------------------------------------------------
     23,815    Total Specialty Retail                                                                                 24,050,595
--------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 3.7% (2.3% OF TOTAL INVESTMENTS)
      1,852    HanesBrands Inc., Term Loan                            7.607%         9/15/13             BB-           1,876,800
      1,000    HanesBrands Inc., Term Loan, 2nd Lien                  9.110%         3/05/14              B-           1,031,094
     11,942    Visant Holding Corporation, Term Loan C                7.122%         7/29/10              B+          12,013,849
--------------------------------------------------------------------------------------------------------------------------------
     14,794    Total Textiles, Apparel & Luxury Goods                                                                 14,921,743
--------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      2,000    Ashtead Group Public Limited Company, Term Loan        7.570%         8/31/11              B3           2,000,000
                B
--------------------------------------------------------------------------------------------------------------------------------
 $  544,127    TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST                                                       543,590,360
                $540,738,241)
================================================================================================================================
  PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                       COUPON          MATURITY     RATINGS (4)             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 18.5% (11.7% OF TOTAL INVESTMENTS)
               BUILDING PRODUCTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
 $    2,000    Stile Acquisition Corporation, Bridge Loan, 144A      11.000%         4/06/15             N/R      $    1,985,000
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3% (2.8% OF TOTAL INVESTMENTS)
      1,500    Intelsat Bermuda Limited, Floating Rate Note,          8.900%         1/15/15               B           1,533,750
                3.500% plus six-month LIBOR, 144A
      5,000    Intelsat Subsidiary Holding Company Limited,          10.275%         1/15/12              B+           5,050,000
                Floating Rate Note, 4.875% plus six-month LIBOR

       Portfolio of INVESTMENTS January 31, 2007 (Unaudited)

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON       MATURITY    RATINGS (4)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
 $   10,000    Qwest Corporation, Floating Rate Note, 3.250%          8.610%        6/15/13            BB      $   10,950,000
                plus three-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------
     16,500    Total Diversified Telecommunication Services                                                        17,533,750
-----------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.8% (1.8% OF TOTAL INVESTMENTS)
     11,000    NXP BV, Floating Rate Note, 2.750% plus                8.110%       10/15/13           BB+          11,261,250
                three-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING - 2.5% (1.6% OF TOTAL INVESTMENTS)
     10,000    Stater Brothers Holdings Inc., Floating Rate           8.860%        6/15/10            B+          10,175,000
                Note, 3.500% plus three-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 0.4% (0.2% OF TOTAL INVESTMENTS)
      1,500    Encore Medical Finance LLC, 144A                      11.750%       11/15/14          CCC+           1,500,000
-----------------------------------------------------------------------------------------------------------------------------
               MEDIA - 4.0% (2.5% OF TOTAL INVESTMENTS)
     15,000    Cablevision Systems Corporation, Floating Rate         9.900%        4/01/09            B+          15,975,000
                Note, 4.500% plus six-month LIBOR, Series B
-----------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      2,000    Verso Paper Holdings LLC., 144A                        9.125%        8/01/14            B+           2,110,000
-----------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUST - 0.8% (0.5% OF TOTAL INVESTMENTS)
      3,000    Felcor Lodging Trust Inc., Floating Rate Note,         7.275%       12/01/11           Ba3           3,037,500
                1.875% plus six-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 1.3% (0.8% OF TOTAL INVESTMENTS)
      5,000    Avago Technologies Finance Pte. Ltd., Floating        10.860%        6/01/13             B           5,243,750
                Rate Note, 5.500% plus three-month LIBOR, 144A
-----------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 1.4% (0.9% OF TOTAL INVESTMENTS)
      3,000    Neff Rental LLC/Neff Finance Corporation              11.250%        6/15/12            B-           3,330,000
      2,000    Penhall International Corporation, 144A               12.000%        8/01/14            B3           2,195,000
-----------------------------------------------------------------------------------------------------------------------------
      5,000    Total Trading Companies & Distributors                                                               5,525,000
-----------------------------------------------------------------------------------------------------------------------------
 $   71,000    TOTAL CORPORATE BONDS (COST $71,652,778)                                                            74,346,250
=============================================================================================================================
     SHARES    DESCRIPTION (1)                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
               INVESTMENT COMPANIES - 0.7% (0.4% OF TOTAL INVESTMENTS)
    369,650    ING Prime Rate Trust                                                                            $    2,735,410
-----------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENT COMPANIES (COST $2,516,171)                                                         2,735,410
               ==============================================================================================================
     SHARES    DESCRIPTION (1)                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
               WARRANTS - 0.1% (0.0% OF TOTAL INVESTMENTS)
     26,182    Reliant Energy Inc.                                                                             $      242,184
-----------------------------------------------------------------------------------------------------------------------------
               TOTAL WARRANTS (COST $184,678)                                                                         242,184
               ==============================================================================================================
  PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                       COUPON       MATURITY                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 4.1% (2.6% OF TOTAL INVESTMENTS)
 $   16,647    Repurchase Agreement with Fixed Income Clearing        5.000%        2/01/07                    $   16,646,790
                Corporation, dated 1/31/07, repurchase price
                $16,649,102, collateralized by $17,420,000,
                U.S. Treasury Notes, 3.375%, due 9/15/09, value
                $16,984,500
 ==========    --------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $16,646,790)                                                     16,646,790
               ==============================================================================================================
               TOTAL INVESTMENTS (COST $631,738,658) - 158.9%                                                     637,560,994
               ==============================================================================================================
               OTHER ASSETS LESS LIABILITIES - 0.9%                                                                 3,713,285
               ==============================================================================================================
               PREFERRED SHARES, AT LIQUIDATION VALUE - (59.8)%                                                  (240,000,000)
               ==============================================================================================================
               NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                   $  401,274,279
               ==============================================================================================================

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
                 Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
        (3)      Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
        (4)      Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
                 Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (5)      Portion of position represents an unfunded Senior Loan commitment outstanding at January
                 31, 2007.
        (6)      At or subsequent to January 31, 2007, this issue was under the protection of the Federal
                 Bankruptcy Court.
        (7)      Negative value represents unrealized depreciation on Senior Loan commitment at January 31,
                 2007.
        N/R      Not rated.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
        TBD      Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

                                 See accompanying notes to financial statements.

Statement of
     ASSETS AND LIABILITIES January 31, 2007 (Unaudited)

                                                                                                  FLOATING RATE
                                                                    SENIOR      FLOATING RATE            INCOME
                                                                    INCOME             INCOME       OPPORTUNITY
                                                                     (NSL)              (JFR)             (JRO)
---------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $405,153,004, $1,061,412,066 and
  $631,738,658, respectively)                                 $401,080,864     $1,070,290,715     $637,560,994
Receivables:
  Interest                                                       3,452,203          8,821,896        5,595,942
  Investments sold                                               1,997,423          1,090,925        1,606,688
Other assets                                                        84,528             38,842           33,738
---------------------------------------------------------------------------------------------------------------
     Total assets                                              406,615,018      1,080,242,378      644,797,362
---------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                      28,101                 --               --
Payables:
  Borrowings                                                   103,000,000                 --               --
  Investments purchased                                          1,990,000         13,844,483        2,990,000
Accrued expenses:
  Management fees                                                  233,355            451,156          287,367
  Interest on borrowings                                           474,431                 --               --
  Other                                                            164,793            203,686          127,238
Preferred share dividends payable                                  177,286            176,006          118,478
---------------------------------------------------------------------------------------------------------------
     Total liabilities                                         106,067,966         14,675,331        3,523,083
---------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                          46,000,000        400,000,000      240,000,000
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $254,547,052     $  665,567,047     $401,274,279
---------------------------------------------------------------------------------------------------------------
Common shares outstanding                                       29,813,616         47,286,920       28,397,051
---------------------------------------------------------------------------------------------------------------
Net asset value per Common share outstanding (net assets
  applicable to
  Common shares, divided by Common shares outstanding)        $       8.54     $        14.08     $      14.13
---------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                       $    298,136     $      472,869     $    283,971
Paid-in surplus                                                282,998,092        667,328,897      400,573,708
Undistributed (Over-distribution of) net investment income       5,650,038         (4,417,516)      (2,357,587)
Accumulated net realized gain (loss) from investments and
  SAMI transactions                                            (30,327,074)        (6,695,852)      (3,048,149)
Net unrealized appreciation (depreciation) of investments       (4,072,140)         8,878,649        5,822,336
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $254,547,052     $  665,567,047     $401,274,279
---------------------------------------------------------------------------------------------------------------
Authorized shares:
  Common                                                         Unlimited          Unlimited        Unlimited
  Preferred                                                      Unlimited          Unlimited        Unlimited
---------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS Six Months Ended January 31, 2007 (Unaudited)

                                                                                                FLOATING RATE
                                                                   SENIOR     FLOATING RATE            INCOME
                                                                   INCOME            INCOME       OPPORTUNITY
                                                                    (NSL)             (JFR)             (JRO)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends and Interest                                        $19,463,331     $ 36,457,951       $22,278,773
Fees                                                              487,032          364,612           421,299
-------------------------------------------------------------------------------------------------------------
Total investment income                                        19,950,363       36,822,563        22,700,072
-------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                 1,680,635        4,385,927         2,667,705
Preferred shares - auction fees                                    57,973          504,110           302,467
Preferred shares - dividend disbursing agent fees                   3,025           11,139            10,171
Shareholders' servicing agent fees and expenses                     2,098               94               173
Interest expense and program usage fees                         2,821,192               --                --
Commitment fees                                                   164,646               --                --
Custodian's fees and expenses                                      80,981          178,781           113,893
Trustees' fees and expenses                                         5,255           15,265             8,910
Professional fees                                                  28,033           41,154            28,298
Shareholders' reports - printing and mailing expenses              34,083           62,449            34,938
Stock exchange listing fees                                         5,520            8,807             5,231
Investor relations expense                                         23,794           70,686            42,384
Other expenses                                                      7,217            8,088            31,568
-------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit, expense
  reimbursement and legal fee refund                            4,914,452        5,286,500         3,245,738
  Custodian fee credit                                               (195)            (406)           (1,195)
  Expense reimbursement                                          (402,103)      (1,710,004)         (964,248)
  Legal fee refund                                                (10,872)              --                --
-------------------------------------------------------------------------------------------------------------
Net expenses                                                    4,501,282        3,576,090         2,280,295
-------------------------------------------------------------------------------------------------------------
Net investment income                                          15,449,081       33,246,473        20,419,777
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                      (4,169,149)       1,830,437         3,135,429
Change in net unrealized appreciation (depreciation) of
  investments                                                   6,274,449       10,138,634         4,484,718
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                         2,105,300       11,969,071         7,620,147
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                     (1,173,931)     (10,164,286)       (6,106,501)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                      $16,380,450     $ 35,051,258       $21,933,423
-------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited)

                                                                              FLOATING RATE                 FLOATING RATE
                                             SENIOR INCOME (NSL)              INCOME (JFR)             INCOME OPPORTUNITY (JRO)
                                         ---------------------------   ---------------------------   ----------------------------
                                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                                ENDED     YEAR ENDED          ENDED     YEAR ENDED          ENDED      YEAR ENDED
                                              1/31/07        7/31/06        1/31/07        7/31/06        1/31/07         7/31/06
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                    $ 15,449,081   $ 20,514,989   $ 33,246,473   $ 61,979,154   $ 20,419,777   $ 39,228,036
Net realized gain (loss) from
  investments                              (4,169,149)      (586,687)     1,830,437       (613,927)     3,135,429       (899,739)
Net realized gain (loss) from SAMIs                --             --             --         63,959             --             --
Change in net unrealized appreciation
  (depreciation) of investments             6,274,449     (3,741,140)    10,138,634     (7,633,568)     4,484,718     (2,806,257)
Change in net unrealized appreciation
  (depreciation) of SAMIs                          --             --             --        (46,786)            --             --
Distributions to Preferred Shareholders
  from net investment income               (1,173,931)    (1,963,968)   (10,164,286)   (16,418,103)    (6,106,501)    (9,837,234)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  applicable to Common shares from
  operations                               16,380,450     14,223,194     35,051,258     37,330,729     21,933,423     25,684,806
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                (10,135,588)   (18,614,747)   (27,000,832)   (47,003,199)   (16,853,650)   (29,277,360)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
  Common shares from distributions to
  Common shareholders                     (10,135,588)   (18,614,747)   (27,000,832)   (47,003,199)   (16,853,650)   (29,277,360)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
  Offering costs adjustments                       --             --             --         (2,399)            --         (2,491)
  Net proceeds from shares issued to
    shareholders due to reinvestment of
    distributions                              31,254         64,606             --             --             --             --
Preferred shares offering costs
  adjustments                                      --             --             --         (2,399)            --         (2,491)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  applicable to Common shares from
  capital share transactions                   31,254         64,606             --         (4,798)            --         (4,982)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  applicable to Common shares               6,276,116     (4,326,947)     8,050,426     (9,677,268)     5,079,773     (3,597,536)
Net assets applicable to Common shares
  at the beginning of period              248,270,936    252,597,883    657,516,621    667,193,889    396,194,506    399,792,042
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
  at the end of period                   $254,547,052   $248,270,936   $665,567,047   $657,516,621   $401,274,279   $396,194,506
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
  net investment income at the end of
  period                                 $  5,650,038   $  1,510,476   $ (4,417,516)  $   (498,871)  $ (2,357,587)  $    182,787
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CASH FLOWS Six Months Ended January 31, 2007 (Unaudited)

                                                                                              FLOATING RATE
                                                                     SENIOR   FLOATING RATE          INCOME
                                                                     INCOME          INCOME     OPPORTUNITY
                                                                      (NSL)           (JFR)           (JRO)
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM OPERATIONS                                      $  16,380,450   $  35,051,258   $ 21,933,423
Adjustments to reconcile the net increase (decrease) in net
  assets applicable to Common shares from operations to net
  cash provided by (used in) operating activities:
  Purchases of investments                                     (121,979,023)   (331,235,529)  (185,794,785)
  Proceeds from sales of investments                            116,133,642     326,674,662    184,204,385
  Proceeds from (Purchases of) short-term investments, net       10,603,061       4,412,256      2,503,315
  Amortization/(Accretion) of premiums and discounts, net           113,513         453,701        247,675
  (Increase) Decrease in receivable for interest                   (130,885)        417,267       (161,552)
  (Increase) Decrease in receivable for investments sold          3,923,723       3,888,884      9,694,212
  (Increase) Decrease in other assets                                  (622)          7,480        (14,717)
  Increase (Decrease) in payable for investments purchased       (9,552,977)     (4,865,504)   (11,432,749)
  Increase (Decrease) in interest on borrowings                       6,405              --             --
  Increase (Decrease) in accrued management fees                     34,981          (1,101)          (323)
  Increase (Decrease) in accrued other liabilities                  (13,863)        (76,860)       (31,167)
  Increase (Decrease) in Preferred share dividends payable          104,560         (73,354)        (4,507)
  Net realized (gain) loss from investments                       4,169,149      (1,830,437)    (3,135,429)
  Net realized (gain) loss from paydowns                         (3,441,432)      4,316,743      3,330,587
  Change in net unrealized (appreciation) depreciation of
  investments                                                    (6,274,449)    (10,138,634)    (4,484,718)
-----------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) operating activities            10,076,233      27,000,832     16,853,650
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                  (10,104,334)    (27,000,832)   (16,853,650)
-----------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) financing activities           (10,104,334)    (27,000,832)   (16,853,650)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                     (28,101)             --             --
Cash at the beginning of period                                          --              --             --
-----------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                     $     (28,101)  $          --   $         --
-----------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid by Senior Income (NSL) for interest on bank borrowings during the six months ended January 31, 2007, was $2,814,787.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $31,254 for Senior Income (NSL).

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of senior loans, bonds and other securities in the Funds' investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds' Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC ("Symphony"), an indirect wholly owned subsidiary of Nuveen, and Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services' value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Short-term investments are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds maintain liquid assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued/delayed delivery purchase commitments of $1,990,000, $13,844,483 and $2,990,000, respectively.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior and subordinated loans. Fee income, if any, consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented in the Statement of Operations for Senior Income (NSL) reflects a refund of workout expenditures paid in a prior reporting period.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Each Fund declares monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Preferred Shares
Senior Income (NSL) has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. Senior Income
(NSL) has also effected financial leverage by borrowing, as described in footnote 8.

Floating Rate Income (JFR) has issued and outstanding 4,000 shares of each Series M, T, W and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Floating Rate Income Opportunity (JRO) issued 3,200 shares of each Series M, TH and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Select Aggregate Market Index
Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) may invest in Select Aggregate Market Indexes ("SAMI") to synthetically increase their exposure to the senior secured loan market during a period when the Funds otherwise would have excess uninvested cash. The SAMI is designed to replicate the performance and risk of the CSFB Leveraged Loan Index. An investment in a SAMI, when combined with high-grade short-term investments such as repurchase agreements related to U.S. government securities in an amount equal to the notional amount of the SAMI, is designed to provide an aggregate return equivalent to an investment in a basket of senior secured bank loan debt ("Reference Obligations"), less certain costs.

Upon entering into a SAMI, the Funds may pay the counterparty a premium based on the notional amount. The premium, if any, will be amortized over the life of the SAMI and recorded in "Other assets" in the Statement of Assets and Liabilities. The Funds will receive from the counterparty a fixed-rate interest payment based on the notional amount of the contract. In exchange for the interest payment, the Funds protect the counterparty from the risk of loss at the time of a credit event, such as a bankruptcy or default, affecting any of the Reference Obligations. Interest is recorded on an accrual basis and included in the Statement of Operations. The Funds are required to provide collateral to the counterparty based on a percentage of the notional amount of the SAMI and has instructed the custodian to segregate liquid assets with a current value at least equal to the remaining notional amount of the SAMI. The SAMI is valued daily and any change in value is recorded in "Change in net unrealized appreciation (depreciation) of SAMI." Upon termination of a SAMI, net realized gain (loss) is recorded in "Net realized gain (loss) from SAMI." Although there are economic advantages of entering into SAMI transactions, there are also additional risks, including but not limited to senior loan credit risk and the inability of the counterparty to meet its interest payment obligations. The Funds did not hold any SAMI positions as of January 31, 2007.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Funds' cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                                                                            FLOATING RATE INCOME
                             SENIOR INCOME (NSL)          FLOATING RATE INCOME (JFR)          OPPORTUNITY (JRO)
                         ----------------------------    ----------------------------    ---------------------------
                           SIX MONTHS            YEAR      SIX MONTHS            YEAR      SIX MONTHS           YEAR
                                ENDED           ENDED           ENDED           ENDED           ENDED          ENDED
                              1/31/07         7/31/06         1/31/07         7/31/06         1/31/07        7/31/06
--------------------------------------------------------------------------------------------------------------------
Common shares:
  Shares sold                      --              --              --              --              --             --
  Shares issued to
    shareholders due
    to reinvestment
    of
    distributions               3,699           7,631              --              --              --             --
--------------------------------------------------------------------------------------------------------------------
                                3,699           7,631              --              --              --             --
--------------------------------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS
Purchases and sales (excluding short-term investments) during the six months ended January 31, 2007, were as follows:

                                                                                                        FLOATING
                                                                                         FLOATING           RATE
                                                                           SENIOR            RATE         INCOME
                                                                           INCOME          INCOME    OPPORTUNITY
                                                                            (NSL)           (JFR)          (JRO)
----------------------------------------------------------------------------------------------------------------
Purchases                                                            $121,979,023    $331,235,529   $185,794,785
Sales and maturities                                                  116,133,642     326,674,662    184,204,385
----------------------------------------------------------------------------------------------------------------

4.  INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2007, the cost of investments was as follows:

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
Cost of investments                                             $405,153,004      $1,062,982,860        $632,346,447
--------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                    $5,498,830          $9,867,505          $6,266,875
  Depreciation                                                    (9,570,970)         (2,559,650)         (1,052,328)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investments                                                    $(4,072,140)         $7,307,855          $5,214,547
--------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, the Funds' last tax year end, were as follows:

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                               $3,178,033          $7,665,614          $4,596,621
Undistributed net long-term capital gains                                 --                  --                  --
--------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 3, 2006, paid on August 1, 2006.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                         $20,471,502         $62,698,822         $38,562,840
Distributions from net long-term capital gains                            --                  --                  --
--------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2006, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
Expiration year:
  2010                                                           $14,867,781                $ --                $ --
  2011                                                            10,704,255                  --                  --
  2012                                                                    --                  --                  --
  2013                                                                    --             819,145              30,377
  2014                                                                    --           2,934,270           2,151,577
--------------------------------------------------------------------------------------------------------------------
Total                                                            $25,572,036          $3,753,415          $2,181,954
--------------------------------------------------------------------------------------------------------------------

The Funds elected to defer net realized losses from investments incurred from November 1, 2005 through July 31, 2006 ("post-October losses") in accordance with federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
                                                                    $585,890          $4,668,296          $3,999,658
--------------------------------------------------------------------------------------------------------------------

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

                                                                                           SENIOR INCOME (NSL)
AVERAGE DAILY MANAGED ASSETS                                                               FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------
For the first $1 billion                                                                                 .6500%
For the next $1 billion                                                                                  .6375
For the next $3 billion                                                                                  .6250
For the next $5 billion                                                                                  .6000
For Managed Assets over $10 billion                                                                      .5750
--------------------------------------------------------------------------------------------------------------

                                                                                    FLOATING RATE INCOME (JFR)
                                                                        FLOATING RATE INCOME OPPORTUNITY (JRO)
AVERAGE DAILY MANAGED ASSETS                                                               FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------
For the first $500 million                                                                               .6500%
For the next $500 million                                                                                .6250
For the next $500 million                                                                                .6000
For the next $500 million                                                                                .5750
For Managed Assets over $2 billion                                                                       .5500
--------------------------------------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee was .1844%.

COMPLEX-LEVEL ASSETS(1)                                                                 COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                                .2000%
For the next $1 billion                                                                                  .1800
For the next $1 billion                                                                                  .1600
For the next $3 billion                                                                                  .1425
For the next $3 billion                                                                                  .1325
For the next $3 billion                                                                                  .1250
For the next $5 billion                                                                                  .1200
For the next $5 billion                                                                                  .1175
For the next $15 billion                                                                                 .1150
For Managed Assets over $91 billion (2)                                                                  .1400
--------------------------------------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Senior Income's (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
OCTOBER 31,                                    OCTOBER 31,
---------------------------------------------------------------------------------------
1999 *                                  .45%   2005                                 .35%
2000                                    .45    2006                                 .25
2001                                    .45    2007                                 .15
2002                                    .45    2008                                 .10
2003                                    .45    2009                                 .05
2004                                    .45
---------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income's (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                      MARCH 31,
---------------------------------------------------------------------------------------
2004 *                                  .32%   2009                                 .32%
2005                                    .32    2010                                 .24
2006                                    .32    2011                                 .16
2007                                    .32    2012                                 .08
2008                                    .32
---------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JULY 31,                                       JULY 31,
---------------------------------------------------------------------------------------
2004 *                                  .30%   2009                                 .30%
2005                                    .30    2010                                 .22
2006                                    .30    2011                                 .14
2007                                    .30    2012                                 .07
2008                                    .30
---------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

6. COMMITMENTS
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commit-ments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2007, Senior Income (NSL), Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO) had unfunded senior loan commitments of $2,864,912, $7,119,502 and $3,549,322, respectively.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

7. SENIOR LOAN PARTICIPATION COMMITMENTS
With respect to the senior loans held in each Fund's portfolio, the Funds may:
1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

Senior Income (NSL) had the following participation commitments outstanding at January 31, 2007:

                                                                         COMMITMENT
COUNTERPARTY                                                                 AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.                                                $2,000,000          $1,946,786
Morgan Stanley                                                            1,640,000           1,596,365
-------------------------------------------------------------------------------------------------------

Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had no such participation commitments outstanding at January 31, 2007.

8. BORROWINGS
In accordance with Senior Income's (NSL) current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Senior Income (NSL) has entered into a commercial paper program ($110 million maximum) with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to makes advances to Senior Income (NSL) and to many other borrowers who comprise Falcon's total borrowing base. For the six months ended January 31, 2007, the average daily balance of borrowings under the commercial paper program agreement was $103 million. The average annualized interest rate for funding and program usage fees on such borrowings was 5.43%.

Senior Income (NSL) has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the six months ended January 31, 2007.

9. NEW ACCOUNTING PRONOUNCEMENTS
Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

10. SUBSEQUENT EVENT
Distributions to Common Shareholders
The Funds declared Common share dividend distributions from their net investment income which was paid on March 1, 2007, to shareholders of record on February 15, 2007, as follows:

                                                                                                            FLOATING
                                                                                        FLOATING                RATE
                                                                      SENIOR                RATE              INCOME
                                                                      INCOME              INCOME         OPPORTUNITY
                                                                       (NSL)               (JFR)               (JRO)
--------------------------------------------------------------------------------------------------------------------
Dividend per share                                                    $.0585              $.0980              $.1015
--------------------------------------------------------------------------------------------------------------------

Financial
       HIGHLIGHTS (Unaudited)
Selected data for a Common share outstanding throughout each period:

                                                         Investment Operations
                                    ----------------------------------------------------------------
                                                               Distributions
                                                                    from Net   Distributions
                        Beginning                                 Investment    from Capital
                           Common                        Net       Income to        Gains to
                            Share          Net     Realized/       Preferred       Preferred
                        Net Asset   Investment    Unrealized          Share-          Share-
                            Value    Income(a)   Gain (Loss)        holders+        holders+   Total
----------------------------------------------------------------------------------------------------
SENIOR INCOME (NSL)
----------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(e)                 $    8.33   $      .52   $       .07   $        (.04)  $          --   $ .55
2006                         8.48          .69          (.15)           (.07)             --     .47
2005                         8.44          .66            --            (.04)             --     .62
2004                         7.84          .64           .50            (.02)             --    1.12
2003                         7.38          .60           .41            (.02)             --     .99
2002                         8.13          .68          (.71)           (.04)             --    (.07)
FLOATING RATE INCOME (JFR)
----------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(e)                     13.90          .70           .26            (.21)             --     .75
2006                        14.11         1.31          (.18)           (.35)             --     .78
2005                        14.07         1.00           .10            (.20)             --     .90
2004(b)                     14.33          .14           .04            (.02)             --     .16
FLOATING RATE INCOME OPPORTUNITY (JRO)
----------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(e)                     13.95          .72           .27            (.22)             --     .77
2006                        14.08         1.38          (.13)           (.35)             --     .90
2005                        14.30          .80           .19            (.19)             --     .80
2004(c)                     14.33           --            --              --              --      --
----------------------------------------------------------------------------------------------------

                             Less Distributions
                       ------------------------------

                              Net                           Offering
                       Investment    Capital               Costs and      Ending
                        Income to   Gains to               Preferred      Common
                           Common     Common                   Share       Share    Ending
                           Share-     Share-            Underwriting   Net Asset    Market
                          holders    holders    Total      Discounts       Value     Value
---------------------  -------------------------------------------------------------------
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(e)                $     (.34)   $   --    $ (.34)  $         --   $    8.54   $  8.72
2006                         (.62)       --      (.62)            --        8.33      8.15
2005                         (.58)       --      (.58)            --        8.48      8.97
2004                         (.52)       --      (.52)            --        8.44      9.91
2003                         (.53)       --      (.53)            --        7.84      8.43
2002                         (.68)       --      (.68)            --        7.38      7.20
FLOATING RATE INCOME
------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(e)                      (.57)       --      (.57)            --       14.08     14.01
2006                         (.99)       --      (.99)            --       13.90     13.15
2005                         (.86)       --      (.86)            --       14.11     13.69
2004(b)                      (.21)       --      (.21)          (.21)      14.07     14.85
FLOATING RATE INCOME
------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(e)                      (.59)       --      (.59)            --       14.13     14.09
2006                        (1.03)       --     (1.03)            --       13.95     13.30
2005                         (.84)       --      (.84)          (.18)      14.08     13.41
2004(c)                        --        --        --           (.03)      14.30     15.01
------------------------------------------------------------------------------------------

                          Preferred Stock at End of Period                     Borrowings at End of Period
               -------------------------------------------------------      ----------------------------------
                       Aggregate                                                    Aggregate
                          Amount           Liquidation           Asset                 Amount            Asset
                     Outstanding            and Market        Coverage            Outstanding         Coverage
                           (000)       Value Per Share       Per Share                  (000)       Per $1,000
--------------------------------------------------------------------------------------------------------------
SENIOR INCOME (NSL)
--------------------------------------------------------------------------------------------------------------
Year Ended
  7/31:
2007(e)        $          46,000       $        25,000       $ 163,341      $         103,000       $    3,918
2006                      46,000                25,000         159,930                103,000            3,857
2005                      46,000                25,000         162,281                103,000            3,899
2004                      46,000                25,000         161,564                103,000            3,886
2003(d)                   46,000                25,000         151,750                103,000            3,711
2002(d)                   46,000                25,000         144,271                103,000            3,577
FLOATING RATE INCOME (JFR)
--------------------------------------------------------------------------------------------------------------
Year Ended
  7/31:
2007(e)                  400,000                25,000          66,598                     --               --
2006                     400,000                25,000          66,095                     --               --
2005                     400,000                25,000          66,700                     --               --
2004(b)                  400,000                25,000          66,476                     --               --
FLOATING RATE INCOME OPPORTUNITY (JRO)
--------------------------------------------------------------------------------------------------------------
Year Ended
  7/31:
2007(e)                  240,000                25,000          66,799                     --               --
2006                     240,000                25,000          66,270                     --               --
2005                     240,000                25,000          66,645                     --               --
2004(c)                       --                    --              --                     --               --
--------------------------------------------------------------------------------------------------------------

                                                         Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------
                                           Ratios to Average Net           Ratios to Average Net
                                           Assets Applicable to            Assets Applicable to
                                           Common Shares Before             Common Shares After
       Total Returns                    Credit/Reimbursement/Refund   Credit/Reimbursement/Refund***
     -----------------                  ---------------------------   -------------------------------
                 Based
                    on
                Common     Ending Net
       Based     Share         Assets
          on       Net     Applicable                           Net                               Net   Portfolio
      Market     Asset      to Common                    Investment                        Investment    Turnover
     Value**   Value**   Shares (000)     Expenses++       Income++       Expenses++         Income++        Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      11.41%     6.73%   $    254,547          3.90%*        11.92%*          3.57%*          12.25%*         30%
      (1.87)     5.78         248,271          3.52           7.74            3.08             8.18           55
      (3.40)     7.53         252,598          2.70           7.21            2.10             7.80          100
      24.50     14.61         251,278          2.23           7.10            1.50             7.83           91
      25.93     14.25         233,220          2.66           7.57            1.90             8.33           80
     (21.16)     (.65)        219,459          3.12           8.20            2.37             8.95           64
-----------------------------------------------------------------------------------------------------------------
      11.14      5.50         665,567          1.59*          9.48*           1.07*            9.99*          32
       3.70      5.72         657,517          1.61           8.83            1.10             9.34           50
      (1.99)     6.56         667,194          1.60           6.56            1.09             7.07           74
        .40      (.39)        663,609          1.37*          2.46*            .93*            2.90*          14
-----------------------------------------------------------------------------------------------------------------
      10.61      5.65         401,274          1.62*          9.70*           1.14*           10.19*          30
       7.32      6.60         396,195          1.63           9.36            1.15             9.84           50
      (5.13)     4.47         399,792          1.53           5.25            1.08             5.70           58
        .07      (.21)        383,212          1.28*         (.01)*            .98*             .29*          --
-----------------------------------------------------------------------------------------------------------------


---
---
---
---
---

*    Annualized.
**   Total Return on Market Value is the combination of
     changes in the market price per share and the effect
     of reinvested dividend income and reinvested capital
     gains distributions, if any, at the average price
     paid per share at the time of reinvestment. Total
     Return on Common Share Net Asset Value is the
     combination of changes in Common share net asset
     value, reinvested dividend income at net asset value
     and reinvested capital gains distributions at net
     asset value, if any. Total returns are not
     annualized.
***  After custodian fee credit, expense reimbursement
     and legal fee refund from the Adviser, where
     applicable.
+    The amounts shown are based on Common share
     equivalents.
++   - Ratios do not reflect the effect of dividend
       payments to Preferred shareholders.
     - Income ratios reflect income earned on assets attributable to Preferred shares and bank borrowings, where applicable.
     - With respect to Senior Income (NSL), each ratio includes the effect of the interest expense paid on bank borrowings as follows:

                        Ratio of Interest
                       Expense to Average
                 Net Assets Applicable to
                            Common Shares
        ---------------------------------
        2007(e)                      2.24%
        2006                         1.85
        2005                         1.00
        2004                          .48
        2003                          .74
        2002                         1.09

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the period March 25, 2004 (commencement of operations) through July 31, 2004.
(c) For the period July 27, 2004 (commencement of operations) through July 31, 2004.
(d)   Unaudited.
(e)   For the six months ended January 31, 2007.

                                 See accompanying notes to financial statements.

                                     Notes

                                     Notes

Reinvest Automatically
       EASILY AND CONVENIENTLY

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO
SET UP YOUR REINVESTMENT ACCOUNT.


The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

OTHER USEFUL
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Funds' (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

The Funds intend to repurchase shares of their common and preferred stock in the future at such time and in such amounts as is deemed desirable. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

(BACK COVER PHOTO)

       NUVEEN INVESTMENTS:

       SERVING INVESTORS
                                FOR GENERATIONS

       Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

       Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

       WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

       Managing approximately $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

       FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

       To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

       Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                                                      LEARN MORE
                                                           ABOUT NUVEEN FUNDS AT
                                                              WWW.NUVEEN.COM/CEF

 - Share prices
 - Fund details
 - Daily financial news
 - Investor education
 - Interactive planning tools
                                                                     ESA-C-0107D

                                                                     NUVEEN LOGO

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)*   /s/ Jessica R. Droeger
                            ---------------------------------------
                            Jessica R. Droeger
                            Vice President and Secretary

Date: April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: April 9, 2007

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: April 9, 2007

* Print the name and title of each signing officer under his or her signature.